                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4975
--------------------------------------------------------------------------------
                               MFS SERIES TRUST II
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Stephen E. Cavan
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
--------------------------------------------------------------------------------
                   Date of fiscal year end: November 30, 2002
--------------------------------------------------------------------------------
                     Date of reporting period: May 31, 2003
--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS

MFS(R) Mutual Funds
SEMIANNUAL REPORT 5/31/03

MFS(R) EMERGING GROWTH FUND

[graphic omitted]

A path for pursuing opportunity

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

MFS(R) EMERGING GROWTH FUND

The fund seeks long-term growth of capital.

TABLE OF CONTENTS
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          12
----------------------------------------------------
FINANCIAL STATEMENTS                              23
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     43
----------------------------------------------------
TRUSTEES AND OFFICERS                             53
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      55
----------------------------------------------------
CONTACT INFORMATION                               56
----------------------------------------------------
ASSET ALLOCATION                                  57

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
         NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS" culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

     Respectfully,

/s/  Jeffrey L. Shames

     Jeffrey L. Shames
     Chairman
     MFS Investment Management(R)

     June 20, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
--------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

  o global asset management expertise across all asset classes

  o time-tested money management process for pursuing consistent results

  o full spectrum of investment products backed by MFS Original Research(R)

  o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers" ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies" customers and competitors

o developing our own proprietary estimates of companies" earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

MARKET ENVIRONMENT

Beleaguered by a weak economy and war-related fear and uncertainty, growth stocks - as measured by the fund's benchmark, the Russell 3000 Growth Index (the Russell Index) - dropped more than 9% during the first three months of the period. Subsequently, evidence that the worst imaginable outcomes in Iraq had been avoided, together with better-than-expected first-quarter earnings reports and continued low interest rates, helped stocks register a modest gain over the full six-month period. Twelve of the thirteen market sectors we track moved higher.

CONTRIBUTORS TO PERFORMANCE

Over the six-month period, the portfolio outperformed both its benchmark and its average Lipper peer in the multicap growth fund category. Health care was the fund's strongest-performing sector. We were underweighted, relative to the Russell Index, in large-cap pharmaceutical firms because we felt those firms generally did not offer the aggressive growth characteristics that we look for in this portfolio. That strategy helped results as Pfizer and Johnson & Johnson, stocks in which we were underweighted, declined over the period.

-------------------------------------------------
TOP 5 STOCK HOLDINGS
5/31/03

ECHOSTAR COMMUNICATIONS CORP.              2.0%
Satellite television firm
-------------------------------------------------
MICROSOFT CORP.                            1.9%
Computer software and systems company
-------------------------------------------------
AMGEN, INC.                                1.7%
Biotechnology firm
-------------------------------------------------
VIACOM, INC.                               1.6%
Diversified media and entertainment
company
-------------------------------------------------
CISCO SYSTEMS, INC.                        1.6%
Computer network developer
-------------------------------------------------
The portfolio is actively managed, and current
holdings may be different.
-------------------------------------------------

We overweighted other areas within health care that we felt offered more growth potential. That approach benefited results as specialty pharmaceutical, biotech, and health care services holdings performed relatively well. Stocks that helped performance included Teva Pharmaceutical, which specializes in generic drugs, and biotech firms Genzyme and Gilead Sciences. In the health care services area, pharmacy benefits managers (PBMs) Caremark Rx and Express Scripts did well. PBMs are firms that manage employee drug benefits to help employers control health care costs.

Stock selection also led to strong results in the leisure sector. Relative to our benchmark, our best-performing holding in this area was satellite broadcaster EchoStar, which grew its customer base, lowered the cost of adding new subscribers, and decreased customer turnover. Cendant's stock did well as the firm's various travel-related businesses rebounded when fighting in Iraq subsided.

Stock selection in technology, particularly among software names, was another source of relative strength. Newly won contracts and stable pricing were factors that led to a sharp rebound in the stock of storage provider VERITAS Software. Our relative underweighting in Microsoft, which traded lower during the period, also helped results, as did our overweighting in Analog Devices, a semiconductor firm whose stock performed well.

Another area of strength was the utilities and communications sector, where Crown Castle International and American Tower Systems, two firms that rent antenna towers to cellular telephone companies, performed strongly. Although these tower firms had seen their share prices plunge with the bursting of the telecom bubble, our research indicated that their businesses still had long-term potential, and our belief in these out-of-favor firms was rewarded over the period.

In addition, a cash settlement from a class-action lawsuit was the largest single contributor to performance over the period. The fund was a participant in a suit against Cendant related to alleged accounting fraud that was uncovered in 1998, after Cendant was formed by the merger of HFS and CUC International. The fund had owned both HFS and CUC, and then Cendant, during the merger period. Along with other participants in the lawsuit, the fund suffered losses on Cendant stock in 1998.

DETRACTORS FROM PERFORMANCE

Positioning among industrial goods and services firms held back results. The portfolio's significant underweighting in General Electric hurt relative performance as GE, although unable to buck the market's downward trend, outperformed the overall industrial goods and services sector. While General Electric is a large component of our benchmark and we view it as a solid company, we do not feel the stock is a good match with the fund's aggressive growth strategy; that is why we remained underweighted in GE stock.

Stock selection among retailers was also negative for performance. Bad weather, high gas prices, and tough year-over-year sales comparisons set back a host of companies in this group, including Kohl's, CVS, Talbots, and Office Depot. Positioning in the financial services sector also detracted from relative performance, as we were underweighted in Federal National Mortgage Association (Fannie Mae), which rose strongly over the period. In the business services area, our holding in BISYS Group declined as the company missed earnings projections. BISYS, which provides processing services for the financial services industry, experienced a slowdown in one of its lines of business due to a change in tax laws.

/s/  Dale A. Dutile                      /s/ John E. Lathrop

     Dale A. Dutile                          John E. Lathrop
     Portfolio Manager                       Portfolio Manager

/s/  David E. Sette-Ducati               /s/ Eric B. Fischman

     David E. Sette-Ducati                   Eric B. Fischman
     Portfolio Manager                       Portfolio Manager

Note to shareholders: Eric Fischman became a manager of the portfolio in August 2002.

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 5/31/03
--------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. (See Notes to Performance Summary.)

TOTAL RETURNS
  ----------------------------------------------------------------------------

-----------------------
   Average annual
without sales charge
-----------------------

                      Class
      Share         inception
      class           date         6-mo     1-yr      3-yr      5-yr    10-yr
  ----------------------------------------------------------------------------
        A            9/13/93        --      -9.98%   -23.91%    -7.19%   6.43%
  ----------------------------------------------------------------------------
        B           12/29/86        --     -10.62%   -24.48%    -7.89%   5.71%
  ----------------------------------------------------------------------------
        C            4/1/96         --     -10.65%   -24.48%    -7.89%   5.71%
  ----------------------------------------------------------------------------
        I            1/2/97         --      -9.71%   -23.72%    -6.95%   6.40%
  ----------------------------------------------------------------------------
        J            9/2/98         --     -10.41%   -24.29%    -7.67%   5.83%
  ----------------------------------------------------------------------------
        R           12/31/02        --     -10.45%   -24.43%    -7.85%   5.73%
  ----------------------------------------------------------------------------
      529A           7/31/02        --     -10.34%   -24.40%    -7.83%   5.74%
  ----------------------------------------------------------------------------
      529B           7/31/02        --     -10.81%   -24.53%    -7.93%   5.69%
  ----------------------------------------------------------------------------
      529C           7/31/02        --     -10.81%   -24.53%    -7.92%   5.69%


  Comparative benchmarks
  ----------------------------------------------------------------------------

-----------------------
       Average
       Annual
-----------------------

  Average multicap
  growth fund+                     5.32%    -8.58%   -19.55%    -1.52%   8.15%
  ----------------------------------------------------------------------------
  Russell 3000
  Growth Index#                    4.18%    -7.97%   -19.53%    -4.22%   7.64%
  ----------------------------------------------------------------------------

   --------------------
     Average annual
    with sales charge
  ---------------------

      Share
      class                        6-mo     1-yr      3-yr      5-yr    10-yr
  ----------------------------------------------------------------------------
        A                           --     -15.16%   -25.40%    -8.29%   5.80%
  ----------------------------------------------------------------------------
        B                           --     -14.20%   -25.16%    -8.21%   5.71%
  ----------------------------------------------------------------------------
        C                           --     -11.54%   -24.48%    -7.89%   5.71%
  ----------------------------------------------------------------------------
        J                           --     -13.10%   -25.05%    -8.23%   5.51%
  ----------------------------------------------------------------------------
      529A                          --     -15.50%   -25.88%    -8.91%   5.12%
  ----------------------------------------------------------------------------
      529B                          --     -14.38%   -25.22%    -8.25%   5.69%
  ----------------------------------------------------------------------------
      529C                          --     -11.70%   -24.53%    -7.92%   5.69%
  ----------------------------------------------------------------------------

  I and R class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

  --------------------------
        Cumulative
    without sales charge
  --------------------------

        A                         9.13%     -9.98%   -55.95%   -31.15%  86.47%
  ----------------------------------------------------------------------------
        B                         8.71%    -10.62%   -56.93%   -33.69%  74.23%
  ----------------------------------------------------------------------------
        C                         8.71%    -10.65%   -56.92%   -33.69%  74.21%
  ----------------------------------------------------------------------------
        I                         9.26%     -9.71%   -55.61%   -30.24%  85.93%
  ----------------------------------------------------------------------------
        J                         8.89%    -10.41%   -56.60%   -32.91%  76.27%
  ----------------------------------------------------------------------------
        R                         8.93%    -10.45%   -56.84%   -33.55%  74.58%
  ----------------------------------------------------------------------------
      529A                        8.92%    -10.34%   -56.79%   -33.48%  74.78%
  ----------------------------------------------------------------------------
      529B                        8.58%    -10.81%   -57.02%   -33.83%  73.86%
  ----------------------------------------------------------------------------
      529C                        8.63%    -10.81%   -57.02%   -33.82%  73.87%
  ----------------------------------------------------------------------------

Periods less than one year are actual, not annualized.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
# Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITION

RUSSELL 3000 GROWTH INDEX - Measures the performance of U.S. growth stocks.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A and 529A results, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B and 529B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class J results, including sales charge, reflects the deduction of the maximum 3% sales charge and are available only to residents of Japan. Class R shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for share classes offered after class B shares includes the performance of the fund's class B shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

Investing in small and/or emerging growth companies is riskier than investing in more-established companies.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

-----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) 5/31/03
-----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 93.8%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES                 $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Stocks - 88.3%
-----------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.1%
-----------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                           185,100              $6,526,626
-----------------------------------------------------------------------------------------------------

Aerospace - 1.5%
-----------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc.*                                            325,700             $16,438,079
-----------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                 740,000              34,350,800
-----------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                297,700              26,182,715
-----------------------------------------------------------------------------------------------------
                                                                                          $76,971,594
-----------------------------------------------------------------------------------------------------
Airlines - 0.1%
-----------------------------------------------------------------------------------------------------
JetBlue Airways Corp.*                                                193,500              $6,540,300
-----------------------------------------------------------------------------------------------------

Automotive - 0.5%
-----------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                 619,200             $26,105,472
-----------------------------------------------------------------------------------------------------

Banks & Credit Cos. - 0.5%
-----------------------------------------------------------------------------------------------------
Bank of New York Co., Inc.                                            174,700              $5,055,818
-----------------------------------------------------------------------------------------------------
Banknorth Group, Inc.                                                 394,700              10,112,214
-----------------------------------------------------------------------------------------------------
First Tennessee National Corp.                                        231,700              10,834,292
-----------------------------------------------------------------------------------------------------
                                                                                          $26,002,324
-----------------------------------------------------------------------------------------------------
Beverages - 0.4%
-----------------------------------------------------------------------------------------------------
The Pepsi Bottling Group, Inc.                                        986,100             $20,106,579
-----------------------------------------------------------------------------------------------------

Biotechnology - 4.4%
-----------------------------------------------------------------------------------------------------
Abbott Laboratories, Inc.                                           1,159,200             $51,642,360
-----------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                        1,337,700              86,562,567
-----------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                      368,000              23,040,480
-----------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                567,700              29,951,852
-----------------------------------------------------------------------------------------------------
Guidant Corp.*                                                        340,000              14,375,200
-----------------------------------------------------------------------------------------------------
InterMune, Inc.*                                                      125,630               3,163,363
-----------------------------------------------------------------------------------------------------
Waters Corp.*                                                         943,000              26,743,480
-----------------------------------------------------------------------------------------------------
                                                                                         $235,479,302
-----------------------------------------------------------------------------------------------------

Business Machines - 2.0%
-----------------------------------------------------------------------------------------------------
Affiliated Computer Services, Inc., "A"*                              520,348             $24,112,926
-----------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                 1,145,500              22,337,250
-----------------------------------------------------------------------------------------------------
International Business Machines Corp.                                 647,200              56,979,488
-----------------------------------------------------------------------------------------------------
                                                                                         $103,429,664
-----------------------------------------------------------------------------------------------------
Business Services - 5.3%
-----------------------------------------------------------------------------------------------------
Apollo Group, Inc.*                                                   221,600             $12,945,872
-----------------------------------------------------------------------------------------------------
ARAMARK Corp., "B"*                                                   968,400              20,326,716
-----------------------------------------------------------------------------------------------------
BEA Systems, Inc.*                                                    974,280              10,561,195
-----------------------------------------------------------------------------------------------------
BearingPoint, Inc.*                                                   657,100               6,235,879
-----------------------------------------------------------------------------------------------------
BISYS Group, Inc.*                                                  3,312,663              59,627,934
-----------------------------------------------------------------------------------------------------
Choicepoint, Inc.*                                                    388,900              14,657,641
-----------------------------------------------------------------------------------------------------
Concord EFS, Inc.*                                                    392,300               5,931,576
-----------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                  1,164,600              41,133,672
-----------------------------------------------------------------------------------------------------
First Data Corp.                                                      936,108              38,773,593
-----------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                         509,600              16,862,664
-----------------------------------------------------------------------------------------------------
Getty Images, Inc.*                                                    89,800               3,627,920
-----------------------------------------------------------------------------------------------------
Iron Mountain, Inc.*                                                  319,350              12,614,325
-----------------------------------------------------------------------------------------------------
Manpower, Inc.                                                        406,100              14,124,158
-----------------------------------------------------------------------------------------------------
Paychex, Inc.                                                         217,000               6,622,840
-----------------------------------------------------------------------------------------------------
Robert Half International, Inc.*                                      350,200               5,935,890
-----------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                267,800               5,650,580
-----------------------------------------------------------------------------------------------------
WebMD Corp.*                                                          321,200               3,192,728
-----------------------------------------------------------------------------------------------------
                                                                                         $278,825,183
-----------------------------------------------------------------------------------------------------
Computer Hardware - Systems - 1.4%
-----------------------------------------------------------------------------------------------------
Dell Computer Corp.*                                                2,003,800             $62,698,902
-----------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                     131,800               9,805,920
-----------------------------------------------------------------------------------------------------
                                                                                          $72,504,822
-----------------------------------------------------------------------------------------------------
Computer Software - 1.3%
-----------------------------------------------------------------------------------------------------
Oracle Corp.*                                                       4,367,332             $56,818,989
-----------------------------------------------------------------------------------------------------
Software HOLDRs Trust                                                 382,500              12,052,575
-----------------------------------------------------------------------------------------------------
                                                                                          $68,871,564
-----------------------------------------------------------------------------------------------------

Computer Software - Personal Computers - 2.4%
-----------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                 394,100              $7,081,977
-----------------------------------------------------------------------------------------------------
Mercury Interactive Corp.*                                            183,500               7,213,385
-----------------------------------------------------------------------------------------------------
Microsoft Corp.                                                     3,773,500              92,865,835
-----------------------------------------------------------------------------------------------------
Symantec Corp.*                                                       476,900              21,565,418
-----------------------------------------------------------------------------------------------------
                                                                                         $128,726,615
-----------------------------------------------------------------------------------------------------
Computer Software - Services - 2.4%
-----------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.*                                         2,588,580             $59,537,340
-----------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                             2,518,668              69,893,037
-----------------------------------------------------------------------------------------------------
                                                                                         $129,430,377
-----------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.9%
-----------------------------------------------------------------------------------------------------
Network Associates, Inc.*                                           1,801,010             $21,864,261
-----------------------------------------------------------------------------------------------------
Peoplesoft, Inc.*                                                   1,469,840              24,046,583
-----------------------------------------------------------------------------------------------------
                                                                                          $45,910,844
-----------------------------------------------------------------------------------------------------
Conglomerates - 1.5%
-----------------------------------------------------------------------------------------------------
General Electric Co.                                                  823,200             $23,625,840
-----------------------------------------------------------------------------------------------------
Tyco International Ltd.                                             3,138,300              55,547,910
-----------------------------------------------------------------------------------------------------
                                                                                          $79,173,750
-----------------------------------------------------------------------------------------------------
Consumer Products - 0.1%
-----------------------------------------------------------------------------------------------------
Energizer Holdings, Inc.*                                             224,100              $7,121,898
-----------------------------------------------------------------------------------------------------

Consumer Goods & Services - 2.0%
-----------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                   894,500             $54,510,830
-----------------------------------------------------------------------------------------------------
Gillette Co.                                                          401,985              13,510,716
-----------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                  142,070               7,377,695
-----------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                  331,800              30,465,876
-----------------------------------------------------------------------------------------------------
                                                                                         $105,865,117
-----------------------------------------------------------------------------------------------------
Containers - 0.1%
-----------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.*                                        449,300              $6,658,626
-----------------------------------------------------------------------------------------------------

Drugs & Health Care - 0.6%
-----------------------------------------------------------------------------------------------------
Aetna, Inc.                                                           402,600             $23,117,292
-----------------------------------------------------------------------------------------------------
SICOR, Inc.*                                                          425,300               8,990,842
-----------------------------------------------------------------------------------------------------
                                                                                          $32,108,134
-----------------------------------------------------------------------------------------------------
Electrical Equipment - 0.1%
-----------------------------------------------------------------------------------------------------
Agere System, Inc., "B"*                                            3,100,500              $7,255,170
-----------------------------------------------------------------------------------------------------

Electronics - 4.3%
-----------------------------------------------------------------------------------------------------
Altera Corp.*                                                       1,472,200             $28,384,016
-----------------------------------------------------------------------------------------------------
Analog Devices, Inc.*                                               1,914,438              73,801,585
-----------------------------------------------------------------------------------------------------
Lam Research Corp.*                                                   332,700               5,942,022
-----------------------------------------------------------------------------------------------------
Linear Technology Corp.                                               534,200              19,423,512
-----------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                       556,000              21,800,760
-----------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                          1,425,900              33,950,679
-----------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                             1,108,850              38,421,652
-----------------------------------------------------------------------------------------------------
Xilinx, Inc.*                                                         228,300               6,819,321
-----------------------------------------------------------------------------------------------------
                                                                                         $228,543,547
-----------------------------------------------------------------------------------------------------
Energy - 0.1%
-----------------------------------------------------------------------------------------------------
Rowan Cos., Inc.*                                                     331,800              $7,943,292
-----------------------------------------------------------------------------------------------------

Entertainment - 4.9%
-----------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.*                                              1,149,200             $17,490,824
-----------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.*                                 1,198,707              48,787,375
-----------------------------------------------------------------------------------------------------
Entercom Communications Corp.*                                        460,500              22,357,275
-----------------------------------------------------------------------------------------------------
Fox Entertainment Group, Inc., "A"*                                   248,000               6,971,280
-----------------------------------------------------------------------------------------------------
Hearst-Argyle Television, Inc.*                                       395,770               9,834,884
-----------------------------------------------------------------------------------------------------
Hispanic Broadcasting Corp.*                                          155,050               3,890,205
-----------------------------------------------------------------------------------------------------
Liberty Media Corp., "A"*                                           2,279,900              26,674,830
-----------------------------------------------------------------------------------------------------
MGM Mirage, Inc.*                                                     713,500              20,156,375
-----------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"*                                  351,210              10,483,618
-----------------------------------------------------------------------------------------------------
Viacom, Inc., "B"*                                                  1,734,832              78,969,553
-----------------------------------------------------------------------------------------------------
Walt Disney Co.                                                       637,800              12,532,770
-----------------------------------------------------------------------------------------------------
                                                                                         $258,148,989
-----------------------------------------------------------------------------------------------------
Financial Institutions - 4.4%
-----------------------------------------------------------------------------------------------------
American Express Co.                                                  178,000              $7,415,480
-----------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                     1,541,241              63,221,706
-----------------------------------------------------------------------------------------------------
Fannie Mae                                                            708,500              52,429,000
-----------------------------------------------------------------------------------------------------
Freddie Mac                                                            87,900               5,257,299
-----------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                             508,230              41,420,745
-----------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                      111,900               7,229,859
-----------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                        228,200              16,345,966
-----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                             922,600              39,948,580
-----------------------------------------------------------------------------------------------------
                                                                                         $233,268,635
-----------------------------------------------------------------------------------------------------

Financial Services - 1.3%
-----------------------------------------------------------------------------------------------------
Investors Financial Services Corp.                                    686,300             $16,066,283
-----------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                531,300              14,435,421
-----------------------------------------------------------------------------------------------------
SLM Corp.                                                             232,500              27,900,000
-----------------------------------------------------------------------------------------------------
T. Rowe Price Group, Inc.                                             225,900               8,295,048
-----------------------------------------------------------------------------------------------------
                                                                                          $66,696,752
-----------------------------------------------------------------------------------------------------
Food & Beverage Products - 2.2%
-----------------------------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                            258,600              $3,095,442
-----------------------------------------------------------------------------------------------------
Hershey Foods Corp.                                                   189,900              13,501,890
-----------------------------------------------------------------------------------------------------
Kellogg Co.                                                           276,890               9,746,528
-----------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                       1,459,300              64,501,060
-----------------------------------------------------------------------------------------------------
Sysco Corp.                                                           770,700              23,845,458
-----------------------------------------------------------------------------------------------------
                                                                                         $114,690,378
-----------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.6%
-----------------------------------------------------------------------------------------------------
International Paper Co.                                               869,900             $31,899,233
-----------------------------------------------------------------------------------------------------

Healthcare - 2.4%
-----------------------------------------------------------------------------------------------------
Caremark Rx, Inc.*                                                  2,623,620             $59,241,340
-----------------------------------------------------------------------------------------------------
Weight Watchers International, Inc.*                                  872,150              37,136,147
-----------------------------------------------------------------------------------------------------
Wellpoint Health Networks, Inc.*                                      352,600              30,090,884
-----------------------------------------------------------------------------------------------------
                                                                                         $126,468,371
-----------------------------------------------------------------------------------------------------
Industrial - 0.3%
-----------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                             641,700             $15,176,205
-----------------------------------------------------------------------------------------------------

Industrial Gases - 0.9%
-----------------------------------------------------------------------------------------------------
Praxair, Inc.                                                         817,700             $49,053,823
-----------------------------------------------------------------------------------------------------

Insurance - 1.5%
-----------------------------------------------------------------------------------------------------
Arthur J. Gallagher & Co.                                             252,900              $6,891,525
-----------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                           377,700              18,934,101
-----------------------------------------------------------------------------------------------------
MetLife, Inc.                                                         423,430              11,843,337
-----------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., "A"                              2,497,640              40,786,461
-----------------------------------------------------------------------------------------------------
                                                                                          $78,455,424
-----------------------------------------------------------------------------------------------------
Internet - 0.7%
-----------------------------------------------------------------------------------------------------
Expedia, Inc., "A"*                                                   338,200             $24,840,790
-----------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                        414,900              12,384,765
-----------------------------------------------------------------------------------------------------
                                                                                          $37,225,555
-----------------------------------------------------------------------------------------------------

Leisure - 0.2%
-----------------------------------------------------------------------------------------------------
Carnival Corp.                                                        119,000              $3,641,400
-----------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                          295,800               6,140,808
-----------------------------------------------------------------------------------------------------
                                                                                           $9,782,208
-----------------------------------------------------------------------------------------------------
Machinery
-----------------------------------------------------------------------------------------------------
Danaher Corp.                                                          18,900              $1,264,788
-----------------------------------------------------------------------------------------------------

Manufacturing - 0.3%
-----------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                  220,400             $13,810,264
-----------------------------------------------------------------------------------------------------

Media - 0.4%
-----------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                   668,110             $22,622,205
-----------------------------------------------------------------------------------------------------

Medical & Health Products - 4.0%
-----------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                               582,900             $36,542,001
-----------------------------------------------------------------------------------------------------
Baxter International, Inc.                                            200,300               5,075,602
-----------------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                              332,000              17,297,200
-----------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                          612,600              22,905,114
-----------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.*                                            321,700              16,245,850
-----------------------------------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.*                                           507,500              19,371,275
-----------------------------------------------------------------------------------------------------
Johnson & Johnson Co.                                                 238,200              12,946,170
-----------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                        1,174,400              36,429,888
-----------------------------------------------------------------------------------------------------
Schering Plough Corp.                                               1,874,400              34,582,680
-----------------------------------------------------------------------------------------------------
Varian Medical System, Inc.*                                          143,500               8,000,125
-----------------------------------------------------------------------------------------------------
                                                                                         $209,395,905
-----------------------------------------------------------------------------------------------------
Medical & Health Technology Services - 5.6%
-----------------------------------------------------------------------------------------------------
Affymetrix, Inc.*                                                     124,800              $2,839,200
-----------------------------------------------------------------------------------------------------
Apogent Technologies, Inc.*                                           378,700               7,225,596
-----------------------------------------------------------------------------------------------------
Biogen, Inc.*                                                         397,200              16,857,168
-----------------------------------------------------------------------------------------------------
Cytyc Corp.*                                                        1,735,245              18,029,196
-----------------------------------------------------------------------------------------------------
Express Scripts, Inc., "A"*                                           514,800              33,688,512
-----------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                      1,036,600              49,228,134
-----------------------------------------------------------------------------------------------------
Health Management Associates, Inc., "A"                             1,650,700              30,785,555
-----------------------------------------------------------------------------------------------------
Invitrogen Corp.*                                                     342,000              13,344,840
-----------------------------------------------------------------------------------------------------
Laboratory Corp. of America Holdings*                                 416,900              13,403,335
-----------------------------------------------------------------------------------------------------
Lincare Holdings, Inc.*                                               225,160               6,950,689
-----------------------------------------------------------------------------------------------------

Medimmune, Inc.*                                                      654,040             $23,185,718
-----------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                       939,470              45,780,373
-----------------------------------------------------------------------------------------------------
Millipore Corp.*                                                      639,800              26,039,860
-----------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                               523,200               8,732,208
-----------------------------------------------------------------------------------------------------
                                                                                         $296,090,384
-----------------------------------------------------------------------------------------------------
Oil Services - 2.6%
-----------------------------------------------------------------------------------------------------
Baker Hughes, Inc.                                                  1,345,300             $44,462,165
-----------------------------------------------------------------------------------------------------
BJ Services Co.*                                                      738,200              30,052,122
-----------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                 288,760              15,763,408
-----------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                   726,700              18,080,296
-----------------------------------------------------------------------------------------------------
Noble Corp.*                                                          100,500               3,583,830
-----------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                     274,200              13,331,604
-----------------------------------------------------------------------------------------------------
Smith International, Inc.*                                            261,400              10,688,646
-----------------------------------------------------------------------------------------------------
                                                                                         $135,962,071
-----------------------------------------------------------------------------------------------------
Oils - 0.2%
-----------------------------------------------------------------------------------------------------
Nabors Industries Ltd.*                                               286,300             $12,906,404
-----------------------------------------------------------------------------------------------------

Pharmaceuticals - 1.4%
-----------------------------------------------------------------------------------------------------
Celgene Corp.*                                                        223,700              $7,042,076
-----------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc.                                             655,100               9,826,500
-----------------------------------------------------------------------------------------------------
ICOS Corp.*                                                           137,700               4,367,844
-----------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A"*                                    327,200              18,323,200
-----------------------------------------------------------------------------------------------------
Mylan Laboratories, Inc.                                              465,450              13,442,196
-----------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.*                                         195,800               7,248,516
-----------------------------------------------------------------------------------------------------
Wyeth                                                                 298,900              13,106,765
-----------------------------------------------------------------------------------------------------
                                                                                          $73,357,097
-----------------------------------------------------------------------------------------------------
Printing & Publishing - 1.8%
-----------------------------------------------------------------------------------------------------
E.W. Scripps Co., "A"                                                 312,350             $27,508,664
-----------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.                                                191,580              12,109,772
-----------------------------------------------------------------------------------------------------
Meredith Corp.                                                        258,700              11,375,039
-----------------------------------------------------------------------------------------------------
New York Times Co., "A"                                               271,630              13,011,077
-----------------------------------------------------------------------------------------------------
Tribune Co.                                                           602,870              30,071,156
-----------------------------------------------------------------------------------------------------
                                                                                          $94,075,708
-----------------------------------------------------------------------------------------------------
Real Estate Investment Trusts - 0.9%
-----------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Co., "B"                                  1,700,800             $49,289,184
-----------------------------------------------------------------------------------------------------

Restaurants & Lodging - 3.5%
-----------------------------------------------------------------------------------------------------
Brinker International, Inc.*                                        1,059,400             $36,898,902
-----------------------------------------------------------------------------------------------------
CEC Entertainment, Inc.*                                              230,900               7,924,488
-----------------------------------------------------------------------------------------------------
Cendant Corp.*                                                      3,205,800              53,857,440
-----------------------------------------------------------------------------------------------------
Four Seasons Hotels, Inc.                                             171,400               6,264,670
-----------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                   560,600               7,769,916
-----------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                            1,384,400              51,153,580
-----------------------------------------------------------------------------------------------------
Starbucks Corp.*                                                      216,360               5,331,327
-----------------------------------------------------------------------------------------------------
The Cheesecake Factory, Inc.*                                         168,100               5,703,633
-----------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                           395,100              11,896,461
-----------------------------------------------------------------------------------------------------
                                                                                         $186,800,417
-----------------------------------------------------------------------------------------------------
Retail - 7.6%
-----------------------------------------------------------------------------------------------------
Costco Wholesale Corp.*                                               296,000             $10,966,800
-----------------------------------------------------------------------------------------------------
CVS Corp.                                                             902,700              23,560,470
-----------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                            406,200              14,805,990
-----------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                    2,364,810              76,832,677
-----------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                         537,900              28,159,065
-----------------------------------------------------------------------------------------------------
Mattel, Inc.                                                        1,315,800              28,302,858
-----------------------------------------------------------------------------------------------------
Office Depot, Inc.*                                                 1,034,000              13,855,600
-----------------------------------------------------------------------------------------------------
PETsMART, Inc.*                                                       901,700              15,590,393
-----------------------------------------------------------------------------------------------------
Staples, Inc.*                                                      1,960,100              38,006,339
-----------------------------------------------------------------------------------------------------
Talbots, Inc.                                                         647,150              18,728,521
-----------------------------------------------------------------------------------------------------
Target Corp.                                                        1,169,600              42,842,448
-----------------------------------------------------------------------------------------------------
The TJX Cos., Inc.                                                  1,009,100              18,365,620
-----------------------------------------------------------------------------------------------------
Tiffany & Co.                                                         658,620              21,576,391
-----------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                 302,900              15,935,569
-----------------------------------------------------------------------------------------------------
Walgreen Co.                                                          382,200              11,767,938
-----------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.*                                                779,100              22,149,813
-----------------------------------------------------------------------------------------------------
                                                                                         $401,446,492
-----------------------------------------------------------------------------------------------------
Special Products & Services - 0.2%
-----------------------------------------------------------------------------------------------------
3M Co.                                                                 98,300             $12,432,001
-----------------------------------------------------------------------------------------------------

Stores - 0.2%
-----------------------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                                           315,500             $11,241,265
-----------------------------------------------------------------------------------------------------

Telecommunications - 3.4%
-----------------------------------------------------------------------------------------------------
ADTRAN Inc.*                                                          336,000             $16,232,160
-----------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                        1,049,000              20,465,990
-----------------------------------------------------------------------------------------------------
Cox Communications, Inc.*                                             717,500              22,228,150
-----------------------------------------------------------------------------------------------------
Crown Castle International Corp.*                                   2,927,000              24,381,910
-----------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                 2,943,401              98,839,406
-----------------------------------------------------------------------------------------------------
                                                                                         $182,147,616
-----------------------------------------------------------------------------------------------------
Telecommunications & Cable - 1.1%
-----------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                   582,600             $17,542,086
-----------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*                                         1,391,600              40,105,912
-----------------------------------------------------------------------------------------------------
                                                                                          $57,647,998
-----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.7%
-----------------------------------------------------------------------------------------------------
American Tower Corp., "A"*                                          2,321,669             $20,802,154
-----------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc.*                                       1,713,300              13,312,341
-----------------------------------------------------------------------------------------------------
Sprint Corp. (PCS Group)*                                             266,800               1,189,928
-----------------------------------------------------------------------------------------------------
                                                                                          $35,304,423
-----------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.3%
-----------------------------------------------------------------------------------------------------
Advanced Fibre Communications, Inc.*                                  607,880             $11,464,617
-----------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                4,765,596              77,583,903
-----------------------------------------------------------------------------------------------------
USA Interactive, Inc.*                                                885,200              34,035,940
-----------------------------------------------------------------------------------------------------
                                                                                         $123,084,460
-----------------------------------------------------------------------------------------------------
Transportation - Services - 0.5%
-----------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.                          394,600             $13,787,324
-----------------------------------------------------------------------------------------------------
Fedex Corp.                                                           118,200               7,562,436
-----------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                      109,400               6,829,842
-----------------------------------------------------------------------------------------------------
                                                                                          $28,179,602
-----------------------------------------------------------------------------------------------------
Trucking - 0.2%
-----------------------------------------------------------------------------------------------------
Swift Transportation, Inc.*                                           236,300              $4,853,602
-----------------------------------------------------------------------------------------------------
Werner Enterprises, Inc.                                              168,600               3,864,312
-----------------------------------------------------------------------------------------------------
                                                                                           $8,717,914
-----------------------------------------------------------------------------------------------------
Venture Capital
-----------------------------------------------------------------------------------------------------
Copley Partners 1*+(+)                                              3,000,000                 $56,640
-----------------------------------------------------------------------------------------------------
Copley Partners 2*+(+)                                              3,000,000                 227,310
-----------------------------------------------------------------------------------------------------
                                                                                             $283,950
-----------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                      $4,677,026,521
-----------------------------------------------------------------------------------------------------

Foreign Stocks - 5.5%
-----------------------------------------------------------------------------------------------------
Bermuda - 0.7%
-----------------------------------------------------------------------------------------------------
Accenture Ltd., "A" (Business Services)*                              235,100              $4,118,952
-----------------------------------------------------------------------------------------------------
Ace Ltd. (Insurance)                                                  222,200               8,110,300
-----------------------------------------------------------------------------------------------------
XL Capital Ltd., "A" (Insurance)                                      294,600              25,644,930
-----------------------------------------------------------------------------------------------------
                                                                                          $37,874,182
-----------------------------------------------------------------------------------------------------
Canada - 0.3%
-----------------------------------------------------------------------------------------------------
Encana Corp. (Oils)                                                   388,200             $14,227,530
-----------------------------------------------------------------------------------------------------

France - 0.2%
-----------------------------------------------------------------------------------------------------
Business Objects S.A., ADR (Computer Software -
Systems)*                                                             535,500             $10,843,875
-----------------------------------------------------------------------------------------------------

Germany - 1.1%
-----------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (Automotive)                              826,800             $28,559,367
-----------------------------------------------------------------------------------------------------
SAP AG (Computer Software - Systems)                                   67,600               7,588,690
-----------------------------------------------------------------------------------------------------
SAP AG, ADR (Computer Software - Systems)                             891,600              25,392,768
-----------------------------------------------------------------------------------------------------
                                                                                          $61,540,825
-----------------------------------------------------------------------------------------------------
Israel - 0.8%
-----------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)                 852,100             $43,192,097
-----------------------------------------------------------------------------------------------------

Netherlands - 0.7%
-----------------------------------------------------------------------------------------------------
ASM Lithography Holding N.V. (Computer Software -
Systems)*                                                           1,041,300             $10,465,065
-----------------------------------------------------------------------------------------------------
STMicroelectronics N.V. (Electronics)                               1,097,700              25,038,537
-----------------------------------------------------------------------------------------------------
                                                                                          $35,503,602
-----------------------------------------------------------------------------------------------------
Switzerland - 0.8%
-----------------------------------------------------------------------------------------------------
Alcon, Inc. (Medical & Health Products)                               185,700              $7,892,250
-----------------------------------------------------------------------------------------------------
Novartis AG (Medical & Health Products)                               930,700              36,491,732
-----------------------------------------------------------------------------------------------------
                                                                                          $44,383,982
-----------------------------------------------------------------------------------------------------
United Kingdom - 0.9%
-----------------------------------------------------------------------------------------------------
AstraZeneca Group PLC (Medical & Health Products)                     226,000              $9,159,214
-----------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR (Telecommunications)                          652,236              14,290,491
-----------------------------------------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance)                                719,500              22,750,590
-----------------------------------------------------------------------------------------------------
                                                                                          $46,200,295
-----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                     $293,766,388
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $4,069,176,771)                                         $4,970,792,909
-----------------------------------------------------------------------------------------------------

Short-Term Obligations - 2.8%
-----------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                     $ VALUE
-----------------------------------------------------------------------------------------------------
UBS Finance, Inc., due 6/02/03, at Amortized Cost                    $149,617            $149,611,390
-----------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 16.2%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES                 $ VALUE
-----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio                      824,039,007            $824,039,007
-----------------------------------------------------------------------------------------------------
UBS Warburg LLC, 1.37%, due 6/02/03                                36,324,750              36,324,750
-----------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned, at Amortized
Cost                                                                                     $860,363,757
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $5,079,151,918)                                    $5,980,768,056
-----------------------------------------------------------------------------------------------------

Call Options Written
-----------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
                                                             OF CONTRACTS
ISSUER/EXPIRATION MONTH/STRIKE PRICE                        (000 Omitted)                     $ VALUE
-----------------------------------------------------------------------------------------------------
Amgen, Inc./July/60                                                     $(317)            $(1,711,260)
-----------------------------------------------------------------------------------------------------
Lexmark International, Inc./July/65                                      (132)               (867,900)
-----------------------------------------------------------------------------------------------------
Total Call Options Written (Premiums Paid, $1,177,466)                                    $(2,579,160)
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (12.8)%                                                 (681,605,399)
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $5,296,583,497
-----------------------------------------------------------------------------------------------------
  * Non-income producing security.
  + Restricted security.
(+) Security valued by or at direction of the Trustees.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 5/31/03

ASSETS
Investments, at value, including $900,545,922 of
securities on loan (identified cost, $5,079,151,918)          $5,980,768,056
-----------------------------------------------------------------------------------------------------
Cash                                                                     930
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                   68,041,897
-----------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                  200,073,399
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                  3,322,612
-----------------------------------------------------------------------------------------------------
Other assets                                                         288,023
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $6,252,494,917
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                $75,946,124
-----------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                15,321,749
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value*                      860,363,757
-----------------------------------------------------------------------------------------------------
Written options outstanding, at value (premiums
received, $1,177,466)                                              2,579,160
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                     197,522
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                     29,960
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                       166,430
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                   3,721
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                             1,302,997
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                        $955,911,420
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $5,296,583,497
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                               $6,967,980,484
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                  900,351,278
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                         (2,549,714,723)
-----------------------------------------------------------------------------------------------------
Accumulated net investment loss                                  (22,033,542)
-----------------------------------------------------------------------------------------------------
Total                                                                                  $5,296,583,497
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 218,392,810
-----------------------------------------------------------------------------------------------------
*Non-cash collateral not included.

See notes to financial statements.

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                  $2,770,952,132
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                             110,940,044
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $24.98
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$24.98)                                                  $26.50
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                  $2,163,941,139
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              92,208,968
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $23.47
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                    $278,440,265
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              11,934,222
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $23.33
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                     $72,315,898
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                               2,849,461
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $25.38
-----------------------------------------------------------------------------------------------------

Class J shares

  Net assets                                                     $10,799,022
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 454,593
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $23.76
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/97X$23.76)                                                     $24.49
-----------------------------------------------------------------------------------------------------

Class R shares

  Net assets                                                          $8,542
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 342.216
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $24.96
-----------------------------------------------------------------------------------------------------

Class 529A shares

  Net assets                                                         $87,464
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   3,511
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $24.91
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$24.91)                                                  $26.43
-----------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                         $30,537
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                   1,304
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $23.42
-----------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                          $8,498
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 364.937
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $23.29
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529A, Class 529B,
and Class 529C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 5/31/03

NET INVESTMENT INCOME (LOSS)

Income

-----------------------------------------------------------------------------------------------------
  Dividends                                                     $17,832,036
-----------------------------------------------------------------------------------------------------
  Interest                                                        1,419,994
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                           (321,115)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                   $18,930,915
-----------------------------------------------------------------------------------------------------
Expenses

-----------------------------------------------------------------------------------------------------
  Management fee                                                $17,774,235
-----------------------------------------------------------------------------------------------------
  Trustees" compensation                                             41,228
-----------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                 2,491,737
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                          2,998,049
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                         10,412,923
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                          1,320,123
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class J)                             37,485
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R)                                 16
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                              62
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                              88
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                              34
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                       44
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                       22
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                        8
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                280,566
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                     540,513
-----------------------------------------------------------------------------------------------------
  Printing                                                          240,201
-----------------------------------------------------------------------------------------------------
  Postage                                                           450,784
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                      21,726
-----------------------------------------------------------------------------------------------------
  Legal fees                                                         14,753
-----------------------------------------------------------------------------------------------------
  Transfer agent                                                  1,445,387
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                   3,034,553
-----------------------------------------------------------------------------------------------------
Total expenses                                                  $41,104,537
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                             (311,911)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                              $40,792,626
-----------------------------------------------------------------------------------------------------
Net investment loss                                                                      $(21,861,711)
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)
-----------------------------------------------------------------------------------------------------
  Investment transactions                                        $5,200,683
-----------------------------------------------------------------------------------------------------
  Written option transactions                                     5,069,915
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                     (38,028)
-----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign currency
transactions                                                                              $10,232,570
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
-----------------------------------------------------------------------------------------------------
  Investments                                                  $413,393,864
-----------------------------------------------------------------------------------------------------
  Written options                                                (2,319,883)
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                         71,017
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign
currency translation                                                                     $411,144,998
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
foreign currency                                                                         $421,377,568
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                   $399,515,857
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS                  YEAR
                                                               ENDED                     ENDED
                                                              5/31/03                  11/30/02
                                                            (UNAUDITED)

OPERATIONS

Net investment loss                                            $(21,861,711)             $(78,404,163)
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                            10,232,570              (850,434,491)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                            411,144,998            (1,658,637,874)
-----------------------------------------------------------------------------------------------------
(2,587,476,528)9Net decrease in net assets from fund
share transactions                                            $(328,427,416)          $(1,949,068,837)
-----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         $71,088,441           $(4,536,545,365)

NET ASSETS

At beginning of period                                       $5,225,495,056            $9,762,040,421
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment
loss of $22,033,542 and $171,831, respectively)              $5,296,583,497            $5,225,495,056
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or, if shorter, the period of the Fund's operation). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions).

                                   SIX MONTHS                                      YEAR ENDED 11/30
                                     ENDED            -------------------------------------------------------------------------
                                    5/31/03             2002             2001            2000          1999          1998
CLASS A                           (UNAUDITED)

Net asset value, beginning of
period                               $22.90            $32.50           $49.53          $55.11          $40.65          $37.54
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

 Net investment loss(S)              $(0.06)           $(0.19)          $(0.31)         $(0.58)         $(0.43)         $(0.34)
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain (loss) on investments
 and foreign currency                  2.14             (9.41)          (11.60)          (4.69)          15.30            3.79
----------------------------------    -----            ------          -------          ------          ------           -----
Total from investment
operations                            $2.08            $(9.60)         $(11.91)         $(5.27)         $14.87           $3.45
----------------------------------    -----            ------          -------          ------          ------           -----

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net realized gain on
 investments and foreign
 currency transactions                  $--               $--           $(4.73)         $(0.31)         $(0.41)         $(0.34)
-------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized
 gain on investments and
 foreign currency transactions           --                --            (0.39)             --              --              --
----------------------------------    -----            ------          -------          ------          ------           -----
 Total distributions declared
 to shareholders                        $--               $--           $(5.12)         $(0.31)         $(0.41)         $(0.34)
----------------------------------    -----            ------          -------          ------          ------           -----
Net asset value, end
of period                            $24.98            $22.90           $32.50          $49.53          $55.11          $40.65
----------------------------------    -----            ------          -------          ------          ------           -----
Total return (%)(+)                    9.13++&         (29.57)          (27.19)          (9.66)          36.91            9.36
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                      SIX MONTHS                                      YEAR ENDED 11/30
                                        ENDED            ----------------------------------------------------------------------
                                       5/31/03               2002            2001           2000          1999          1998
CLASS A (CONTINUED)                  (UNAUDITED)

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL DATA:

Expenses##                             1.34+             1.27             1.18            1.09            1.13            1.16
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                   (0.54)+           (0.69)           (0.82)          (0.89)          (0.92)          (0.87)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                   45               116              119              36              16              15
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                    $2,771            $2,512           $4,462          $6,523          $6,570          $4,713
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser waived a portion of its fee. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                     $--               $--*          $(0.32)         $(0.61)         $(0.44)         $(0.35)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                               --                --*            1.20            1.13            1.15            1.18
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                      --                --*           (0.84)          (0.93)          (0.94)          (0.89)
-------------------------------------------------------------------------------------------------------------------------------

  * Waiver amount does not impact per share amount or ratios.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  & The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the six months ended May 31, 2003 would have been 6.68%.

See notes to financial statements.

Financial Highlights - continued

                                  SIX MONTHS                                       YEAR ENDED 11/30
                                    ENDED            ----------------------------------------------------------------------------
                                   5/31/03             2002             2001              2000           1999            1998
CLASS B                          (UNAUDITED)

Net asset value, beginning
of period                          $21.59             $30.87           $47.62            $53.39          $39.69          $36.85
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

 Net investment loss(S)            $(0.14)            $(0.38)          $(0.57)           $(1.03)         $(0.76)         $(0.62)
--------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized
 gain (loss) on investments
 and foreign currency                2.02              (8.90)          (11.06)            (4.43)          14.87            3.72
-------------------------------    ------             ------          -------            ------          ------           -----
Total from investment
operations                          $1.88             $(9.28)         $(11.63)           $(5.46)         $14.11           $3.10
-------------------------------    ------             ------          -------            ------          ------           -----

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net realized gain on
 investments and foreign
 currency transactions                $--                $--           $(4.73)           $(0.31)         $(0.41)         $(0.26)
-------------------------------    ------             ------          -------            ------          ------           -----
 In excess of net realized
 gain on investments and
 foreign currency
 transactions                          --                 --            (0.39)               --              --              --
-------------------------------    ------             ------          -------            ------          ------           -----
 Total distributions
 declared to shareholders             $--                $--           $(5.12)           $(0.31)         $(0.41)         $(0.26)
-------------------------------    ------             ------          -------            ------          ------           -----
Net asset value, end
of period                          $23.47             $21.59           $30.87            $47.62          $53.39          $39.69
-------------------------------    ------             ------          -------            ------          ------           -----
Total return (%)                     8.71++&          (30.08)          (27.72)           (10.35)          35.91            8.55
--------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                    SIX MONTHS                                      YEAR ENDED 11/30
                                      ENDED            ------------------------------------------------------------------------
                                     5/31/03           2002             2001             2000            1999            1998
CLASS B (CONTINUED)                (UNAUDITED)

RATIOS (%) TO AVERAGE NET
ASSETS AND SUPPLEMENTAL
DATA:

Expenses##                           2.09+             2.02             1.93              1.84            1.88            1.91
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss                 (1.30)+           (1.45)           (1.57)            (1.64)          (1.67)          (1.62)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 45               116              119                36              16              15
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                  $2,164            $2,332           $4,523            $7,611          $8,390          $6,190
--------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser waived a portion of its fee. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                   $--               $--*          $(0.58)           $(1.06)         $(0.77)         $(0.63)
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                             --                --*            1.95              1.88            1.90            1.93
--------------------------------------------------------------------------------------------------------------------------------
Net investment loss                    --                --*           (1.59)            (1.68)          (1.69)          (1.64)
--------------------------------------------------------------------------------------------------------------------------------

  * Waiver amount does not impact per share amount or ratios.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the six months ended May 31, 2003 would have been 6.11%.

See notes to financial statements.

Financial Highlights - continued

                                          SIX MONTHS                                    YEAR ENDED 11/30
                                             ENDED           ------------------------------------------------------------------
                                            5/31/03             2002           2001           2000          1999         1998
CLASS C                                   (UNAUDITED)

Net asset value, beginning of period      $21.46           $30.69          $47.36         $53.11         $39.49         $36.66
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

 Net investment loss(S)                   $(0.13)          $(0.37)         $(0.57)        $(1.03)        $(0.76)        $(0.61)
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss) on investments and foreign
 currency                                   2.00            (8.86)         (10.98)         (4.41)         14.79           3.70
-------------------------------------     ------           ------         -------         ------         ------         ------
Total from investment operations           $1.87           $(9.23)        $(11.55)        $(5.44)        $14.03          $3.09
-------------------------------------     ------           ------         -------         ------         ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net realized gain on
 investments and foreign currency
 transactions                                $--              $--          $(4.73)        $(0.31)        $(0.41)        $(0.26)
-------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gain on
 investments and foreign currency
 transactions                                 --               --           (0.39)            --             --             --
-------------------------------------     ------           ------         -------         ------         ------         ------
 Total distributions declared to
 shareholders                                $--              $--          $(5.12)        $(0.31)        $(0.41)        $(0.26)
-------------------------------------     ------           ------         -------         ------         ------         ------
Net asset value, end of period            $23.33           $21.46          $30.69         $47.36         $53.11         $39.49
-------------------------------------     ------           ------         -------         ------         ------         ------
Total return (%)                            8.71++&        (30.07)         (27.73)        (10.35)         35.89           8.54
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                            SIX MONTHS                                    YEAR ENDED 11/30
                                               ENDED           ----------------------------------------------------------------
                                              5/31/03             2002           2001          2000         1999         1998
CLASS C (CONTINUED)                         (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                  2.09+            2.02            1.93           1.84           1.88           1.91
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                        (1.30)+          (1.45)          (1.57)         (1.64)         (1.67)         (1.62)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                        45              116             119             36             16             15
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000,000 Omitted)                           $278             $298            $624         $1,041           $910           $564
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser waived a portion of its fee. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                          $--              $--*         $(0.58)        $(1.06)        $(0.77)        $(0.62)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                    --               --*           1.95           1.88           1.90           1.93
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                           --               --*          (1.59)         (1.68)         (1.69)         (1.64)
-------------------------------------------------------------------------------------------------------------------------------

  * Waiver amount does not impact per share amount or ratios.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the six months ended May 31, 2003 would have been 6.10%.

See notes to financial statements.

Financial Highlights - continued

                                     SIX MONTHS                                    YEAR ENDED 11/30
                                        ENDED           ---------------------------------------------------------------------
                                       5/31/03           2002             2001            2000            1999          1998
CLASS I                              (UNAUDITED)

Net asset value, beginning of
period                                 $23.23           $32.89           $49.95          $55.45          $40.76         $37.62
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

 Net investment loss(S)                $(0.03)          $(0.12)          $(0.22)         $(0.43)         $(0.32)        $(0.24)
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss) on investments and
 foreign currency                        2.18            (9.54)          (11.72)          (4.76)          15.42           3.80
------------------------------------   ------           ------          -------          ------          ------         ------
Total from investment operations        $2.15           $(9.66)         $(11.94)         $(5.19)         $15.10          $3.56
------------------------------------   ------           ------          -------          ------          ------         ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net realized gain on
 investments and foreign currency
 transactions                             $--              $--           $(4.73)         $(0.31)         $(0.41)        $(0.42)
-------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gain
 on investments and foreign
 currency transactions                     --               --            (0.39)             --              --             --
------------------------------------   ------           ------          -------          ------          ------         ------
 Total distributions declared to
 shareholders                             $--              $--           $(5.12)         $(0.31)         $(0.41)        $(0.42)
------------------------------------   ------           ------          -------          ------          ------         ------
Net asset value, end of period         $25.38           $23.23           $32.89          $49.95          $55.45         $40.76
------------------------------------   ------           ------          -------          ------          ------         ------
Total return (%)                         9.26++&        (29.37)          (27.00)          (9.45)          37.38           9.67
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                      SIX MONTHS                                    YEAR ENDED 11/30
                                         ENDED           ----------------------------------------------------------------------
                                        5/31/03           2002             2001           2000            1999           1998
CLASS I (CONTINUED)                   (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                               1.09+            1.02             0.93            0.84            0.88           0.91
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                     (0.30)+          (0.44)           (0.57)          (0.64)          (0.68)         (0.62)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     45              116              119              36              16             15
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                         $72,316          $71,750         $133,398        $193,398        $102,188        $51,537
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser waived a portion of its fee. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                       $--              $--*          $(0.23)         $(0.46)         $(0.33)        $(0.25)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                 --               --*            0.95            0.88            0.90           0.93
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                        --               --*           (0.59)          (0.68)          (0.70)         (0.64)
-------------------------------------------------------------------------------------------------------------------------------

  * Waiver amount does not impact per share amount or ratios.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the six months ended May 31, 2003 would have been 6.84%.

See notes to financial statements.

Financial Highlights - continued

                                      SIX MONTHS                            YEAR ENDED 11/30                          PERIOD
                                         ENDED           ------------------------------------------------------        ENDED
                                        5/31/03           2002            2001           2000          1999          11/30/98**
CLASS J                               (UNAUDITED)

Net asset value, beginning of
period                                  $21.82           $31.13          $47.87         $53.55         $39.71          $35.31
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

 Net investment loss(S)                 $(0.11)          $(0.31)         $(0.48)        $(0.87)        $(0.63)         $(0.09)
-------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss) on investments and foreign
 currency                                 2.05            (9.00)         (11.14)         (4.50)         14.88            4.49
-------------------------------------   ------           ------         -------         ------         ------          ------
Total from investment operations         $1.94           $(9.31)        $(11.62)        $(5.37)        $14.25           $4.40
-------------------------------------   ------           ------         -------         ------         ------          ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net realized gain on
 investments and foreign currency
 transactions                              $--              $--          $(4.73)        $(0.31)        $(0.41)            $--
-------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gain on
 investments and foreign currency
 transactions                               --               --           (0.39)            --             --              --
-------------------------------------   ------           ------         -------         ------         ------          ------
 Total distributions declared to
 shareholders                              $--              $--          $(5.12)        $(0.31)        $(0.41)            $--
-------------------------------------   ------           ------         -------         ------         ------          ------
Net asset value, end of period          $23.76           $21.82          $31.13         $47.87         $53.55          $39.71
-------------------------------------   ------           ------         -------         ------         ------          ------
Total return (%)(+)                       8.89++&        (29.91)         (27.56)        (10.13)         36.22           12.46++
-------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued

                                       SIX MONTHS                           YEAR ENDED 11/30                         PERIOD
                                          ENDED           ----------------------------------------------------         ENDED
                                         5/31/03           2002           2001           2000            1999        11/30/98**
CLASS J (CONTINUED)                    (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                1.84+            1.77            1.68           1.59           1.63            1.66+
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                      (1.05)+          (1.20)*         (1.32)         (1.39)         (1.44)          (1.50)+
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                      45              116             119             36             16              15
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                          $10,799          $10,857         $19,015        $16,490        $10,753             $88
-------------------------------------------------------------------------------------------------------------------------------

(S) The investment adviser waived a portion of its fee. If this fee had been incurred by the fund, the net investment loss per share and the ratios would have been:

Net investment loss                        $--              $--*         $(0.49)        $(0.90)        $(0.64)         $(0.09)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)

Expenses##                                  --               --*           1.70           1.63           1.65            1.68+
-------------------------------------------------------------------------------------------------------------------------------
Net investment loss                         --               --*          (1.34)         (1.43)         (1.46)          (1.52)+
-------------------------------------------------------------------------------------------------------------------------------

  * Waiver amount does not impact per share amount or ratios.
 ** For the period from the inception of Class J, September 2, 1998, through November 30, 1998.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class J shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  & The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the six months ended May 31, 2003 would have been 6.32%.

See notes to financial statements.

                                                                  PERIOD ENDED
                                                                      5/31/03*
                                                                   (UNAUDITED)

CLASS R

Net asset value, beginning of period                                  $21.45
----------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss                                                 $(0.08)
----------------------------------------------------------------------------
  Net realized and unrealized gain on investments and
  foreign currency                                                      3.59
----------------------------------------------------------------------------
Total from investment operations                                       $3.51
----------------------------------------------------------------------------
Net asset value, end of period                                        $24.96
----------------------------------------------------------------------------
Total return (%)                                                       16.36++&
----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                                              1.59+
----------------------------------------------------------------------------
Net investment loss                                                    (0.82)+
----------------------------------------------------------------------------
Portfolio turnover (%)                                                    45
----------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $9
----------------------------------------------------------------------------

 * For the period from the inception of Class R, December 31, 2002, through May 31, 2003.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 & The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the six months ended May 31, 2003 would have been 13.75%.

See notes to financial statements.

                                                 SIX MONTHS ENDED PERIOD ENDED
                                                     5/31/03       11/30/02*
CLASS 529A                                         (UNAUDITED)

Net asset value, beginning of period                  $22.87        $22.61
--------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss                                 $(0.08)       $(0.04)(S)
--------------------------------------------------------------------------
  Net realized and unrealized gain on investments
  and foreign currency                                  2.12          0.30
----------------------------------------------------  ------        ------
Total from investment operations                       $2.04         $0.26
----------------------------------------------------  ------        ------
Net asset value, end of period                        $24.91        $22.87
----------------------------------------------------  ------        ------
Total return (%)++(+)                                   8.92&         1.15
--------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

Expenses##+                                             1.69          1.62
--------------------------------------------------------------------------
Net investment loss+                                   (0.85)        (0.71)
--------------------------------------------------------------------------
Portfolio turnover                                        45           116
--------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                $87           $17
--------------------------------------------------------------------------

  * For the period from the inception of Class 529A shares, July 31, 2002, through November 30, 2002.
(S) The investment adviser waived a portion of its fee. The waiver impact per share amount and ratios was less than 0.01.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class 529A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower. & The fund's total return calculation includes a payment received from a non-
    recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the six months ended May 31, 2003 would have been 6.47%.

See notes to financial statements.

                                                 SIX MONTHS ENDED PERIOD ENDED
                                                     5/31/03       11/30/02*
CLASS 529B                                         (UNAUDITED)

Net asset value, beginning of period                  $21.56        $21.37
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss                                 $(0.15)       $(0.10)(S)
--------------------------------------------------------------------------------
  Net realized and unrealized gain on investments
  and foreign currency                                  2.01          0.29
----------------------------------------------------  ------        ------
Total from investment operations                       $1.86         $0.19
----------------------------------------------------  ------        ------
Net asset value, end of period                        $23.42        $21.56
----------------------------------------------------  ------        ------
Total return (%)++                                      8.58&         0.89
--------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

Expenses##+                                             2.34          2.27
--------------------------------------------------------------------------------
Net investment loss+                                   (1.52)        (1.41)
--------------------------------------------------------------------------------
Portfolio turnover                                        45           116
--------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                $31            $8
--------------------------------------------------------------------------------

 * For the period from the inception of Class 529B shares, July 31, 2002, through November 30, 2002.
 (S) The investment adviser waived a portion of its fee. The waiver impact per share amount and ratios was less than 0.01.
 + Annualized.
++ Not annualized.
 # Per share data are based on average shares outstanding.
## Ratios do not reflect reductions from fees paid indirectly.
 & The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the six months ended May 31, 2003 would have been 5.98%.

See notes to financial statements.

                                                 SIX MONTHS ENDED PERIOD ENDED
                                                     5/31/03       11/30/02*
CLASS 529C                                         (UNAUDITED)

Net asset value, beginning of period                  $21.44        $21.25
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment loss                                 $(0.16)       $(0.10)(S)
--------------------------------------------------------------------------------
  Net realized and unrealized gain on investments
  and foreign currency                                  2.01          0.29
----------------------------------------------------  ------        ------
Total from investment operations                       $1.85         $0.19
----------------------------------------------------  ------        ------
Net asset value, end of period                        $23.29        $21.44
----------------------------------------------------  ------        ------
Total return (%)++                                      8.63&         0.89
--------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:

Expenses##+                                             2.34          2.27
--------------------------------------------------------------------------------
Net investment loss+                                   (1.52)        (1.45)
--------------------------------------------------------------------------------
Portfolio turnover                                        45           116
--------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                 $8            $6
--------------------------------------------------------------------------------

  * For the period from the inception of Class 529C shares, July 31, 2002, through November 30, 2002.
(S) The investment adviser waived a portion of its fee. The waiver impact per share amount and ratios was less than 0.01.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  & The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share, total return for the six months ended May 31, 2003 would have been 6.02%.

See notes to financial statements.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Emerging Growth Fund (the fund) is a diversified series of MFS Series Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. All other securities (other than short-term obligations), and options in the fund's portfolio for which the principal market is one or more securities or commodities exchanges (whether domestic or foreign) will be valued at the last reported sale price or at the settlement price prior to the determination (or if there has been no current sale, at the closing bid price) on the primary exchange on which such securities or options are traded; but if a securities exchange is not the principal market for securities, such securities will, if market quotations are readily available, be valued at current bid prices. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or other MFS funds selected by the Trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan.

WRITTEN OPTIONS - The fund may write call or put options in exchange for a premium. The premium is initially recorded as a liability, which is subsequently adjusted to the current value of the option contract. When a written option expires, the fund realizes a gain equal to the amount of the premium received. When a written call option is exercised or closed, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased
(put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. In general, written call options may serve as a partial hedge against decreases in value in the underlying securities to the extent of the premium received. Written options may also be used as part of an income producing strategy reflecting the view of the fund's management on the direction of interest rates.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and JP Morgan Chase Bank ("JP Morgan"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and JP Morgan provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At May 31, 2003, the value of securities loaned was $900,545,922. These loans were collateralized by cash of $860,363,757 and U.S. Treasury obligations of $61,678,475.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $50,651 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's other expenses were reduced by $261,260 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, derivatives, and real estate investment trusts.

The tax character of distributions declared for the years ended November 30, 2002 and November 30, 2001 was as follows:

                                                   11/30/02           11/30/01
Distributions declared from:
--------------------------------------------------------------------------------
  Long-term capital gain                                $--     $1,615,827,094
--------------------------------------------------------------------------------

As of November 30, 2002, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

     Capital loss carryforward                         $(2,197,339,603)
     ------------------------------------------------------------------
     Unrealized appreciation                               242,072,636
     ------------------------------------------------------------------
     Other temporary differences                          (115,693,202)
     ------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on November 30, 2009, ($811,130,398) and November 30, 2010, ($1,386,209,205).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the first $2.5 billion of the fund's average daily net assets, 0.70% of the next $4.5 billion of the fund's average daily net assets, 0.65% of the next $8 billion of the fund's average daily net assets (this breakpoint is a contractual fee waiver), and 0.625% of the fund's average daily net assets in excess of $15 billion (this breakpoint is a contractual fee waiver). The contractual fee waiver, which is shown as a reduction of total expenses in the Statement of Operations, may be rescinded by MFS only with the approval of the fund's Board of Trustees. The management fee incurred for the six months ended May 31, 2003, was 0.74% of the fund's average daily net assets.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees and converted it to an unfunded retirement benefit deferral plan for active Trustees. Under the new plan, the unfunded pension liability was converted into an equivalent value of notional shares of the fund that will fluctuate with the performance of the fund. Included in Trustees' compensation is a net decrease of $7,351 as a result of the change in the fund's pension liability under this plan and a pension expense of $89,651 for inactive trustees for the six months ended May 31, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

          First $2 billion                                  0.0175%
          ---------------------------------------------------------
          Next $2.5 billion                                 0.0130%
          ---------------------------------------------------------
          Next $2.5 billion                                 0.0005%
          ---------------------------------------------------------
          In excess of $7 billion                           0.0000%
          ---------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $115,218 and $135 for the six months ended May 31, 2003, as its portion of the sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class J, Class R, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                      CLASS A    CLASS B    CLASS C    CLASS J

Distribution Fee                        0.10%      0.75%      0.75%      0.50%
------------------------------------------------------------------------------
Service Fee                             0.25%      0.25%      0.25%      0.25%
------------------------------------------------------------------------------
Total Distribution Plan                 0.35%      1.00%      1.00%      0.75%
------------------------------------------------------------------------------

                                      CLASS R CLASS 529A CLASS 529B CLASS 529C

Distribution Fee                        0.25%      0.25%      0.75%      0.75%
------------------------------------------------------------------------------
Service Fee                             0.25%      0.25%      0.25%      0.25%
------------------------------------------------------------------------------
Total Distribution Plan                 0.50%      0.50%      1.00%      1.00%
------------------------------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee will commence on such date as the Trustees of the Trust may determine. Assets attributable to Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% per annum attributable to Class A shares.

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended May 31, 2003, amounted to:

                                      CLASS A    CLASS B    CLASS C    CLASS J

Service Fee Retained by MFD           $81,304    $20,677     $5,753      $  --
------------------------------------------------------------------------------

                                      CLASS R CLASS 529A CLASS 529B CLASS 529C

Service Fee Retained by MFD              $ --       $ --       $ --       $ --
------------------------------------------------------------------------------

Fees incurred under the distribution plan during the six months ended May 31, 2003, were as follows:

                                      CLASS A    CLASS B    CLASS C    CLASS J

Total Distribution Plan                 0.25%      1.00%      1.00%      0.75%
------------------------------------------------------------------------------

                                      CLASS R CLASS 529A CLASS 529B CLASS 529C

Total Distribution Plan                 0.50%      0.35%      1.00%      1.00%
------------------------------------------------------------------------------

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares, 12 months following the purchase, and, for Class C and 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended May 31, 2003, were as follows:

                           CLASS A    CLASS B    CLASS C CLASS 529B CLASS 529C

Contingent Deferred
Sales Charges Imposed      $45,835 $2,162,035    $17,639     $7,698       $ --
------------------------------------------------------------------------------

The fund has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the fund based solely upon the value of the fund's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the fund's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the fund. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $2,110,336,061 and $2,611,194,216, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

     Aggregate cost                                       $5,326,285,562
     --------------------------------------------------------------------
     Gross unrealized appreciation                          $723,691,790
     --------------------------------------------------------------------
     Gross unrealized depreciation                           (69,209,296)
     --------------------------------------------------------------------
     Net unrealized appreciation                            $654,482,494
     --------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                        Six months ended                         Year ended
                                             5/31/03                              11/30/02
                                    SHARES            AMOUNT             SHARES             AMOUNT

CLASS A SHARES

Shares sold                        376,789,957     $8,335,694,606       672,006,252     $17,049,882,475
-------------------------------------------------------------------------------------------------------
Shares reacquired                 (375,571,104)    (8,292,916,833)     (699,570,242)    (17,842,024,437)
-------------------------------------------------------------------------------------------------------
Net increase (decrease)              1,218,853        $42,777,773       (27,563,990)      $(792,141,962)
-------------------------------------------------------------------------------------------------------

                                        Six months ended                         Year ended
                                             5/31/03                              11/30/02
                                    SHARES            AMOUNT             SHARES             AMOUNT

CLASS B SHARES

Shares sold                          4,942,470       $103,030,501        11,440,170        $296,190,818
-------------------------------------------------------------------------------------------------------
Shares reacquired                  (20,783,611)      (428,567,556)      (49,891,931)     (1,265,595,554)
-------------------------------------------------------------------------------------------------------
Net decrease                       (15,841,141)     $(325,537,055)      (38,451,761)      $(969,404,736)
-------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                          2,074,157        $43,064,017         4,482,599        $113,598,012
-------------------------------------------------------------------------------------------------------
Shares reacquired                   (4,039,862)       (82,884,422)      (10,915,902)       (273,808,907)
-------------------------------------------------------------------------------------------------------
Net decrease                        (1,965,705)      $(39,820,405)       (6,433,303)      $(160,210,895)
-------------------------------------------------------------------------------------------------------

CLASS I SHARES
Shares sold                          1,174,856        $26,237,393         1,276,127         $34,975,471
-------------------------------------------------------------------------------------------------------
Shares reacquired                   (1,414,418)       (31,287,440)       (2,243,443)        (59,721,877)
-------------------------------------------------------------------------------------------------------
Net decrease                          (239,562)       $(5,050,047)         (967,316)       $(24,746,406)
-------------------------------------------------------------------------------------------------------

CLASS J SHARES
Shares sold                              6,150           $131,939            77,776          $2,293,872
-------------------------------------------------------------------------------------------------------
Shares reacquired                      (49,031)        (1,021,145)         (191,051)         (4,889,216)
-------------------------------------------------------------------------------------------------------
Net decrease                           (42,881)         $(889,206)         (113,275)        $(2,595,344)
-------------------------------------------------------------------------------------------------------

                                             Period ended
                                               5/31/03**
                                       SHARES            AMOUNT

CLASS R SHARES

Shares sold                                403             $8,846
--------------------------------------------------------------------
Shares reacquired                          (61)            (1,379)
--------------------------------------------------------------------
Net increase                               342             $7,467
--------------------------------------------------------------------

                                        Six months ended                        Period ended
                                             5/31/03                             11/30/02*
                                    SHARES            AMOUNT             SHARES             AMOUNT

CLASS 529A SHARES
Shares sold                              2,753            $63,231               785             $17,748
-------------------------------------------------------------------------------------------------------
Shares reacquired                           (2)               (43)              (25)               (554)
-------------------------------------------------------------------------------------------------------
Net increase                             2,751            $63,188               760             $17,194
-------------------------------------------------------------------------------------------------------

                                        Six months ended                        Period ended
                                             5/31/03                             11/30/02*
                                    SHARES            AMOUNT             SHARES             AMOUNT

CLASS 529B SHARES
Shares sold                                949            $18,915               366              $7,798
-------------------------------------------------------------------------------------------------------
Shares reacquired                           (2)               (42)               (9)               (193)
-------------------------------------------------------------------------------------------------------
Net increase                               947            $18,873               357              $7,605
-------------------------------------------------------------------------------------------------------

CLASS 529C SHARES
Shares sold                                 97             $1,996               277              $5,900
-------------------------------------------------------------------------------------------------------
Shares reacquired                            --                 --               (9)               (193)
-------------------------------------------------------------------------------------------------------
Net increase                                97             $1,996               268              $5,707
-------------------------------------------------------------------------------------------------------
 * Commencement of operations for Class 529, July 31, 2002.
** Commencement of operations for Class R, December 31, 2002.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $18,135 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The fund had no significant borrowings during the period.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include written options. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Written Option Transactions

                                               NUMBER OF             PREMIUMS
                                               CONTRACTS             RECEIVED

Outstanding, beginning of period                 16,950           $3,190,314
Options written                                  55,941            7,582,506
Options assigned                                   (980)                  --
Options exercised                               (29,641)            (129,856)
Options expired                                 (37,786)          (9,465,498)
-----------------------------------------------------------------------------
Outstanding, end of period                        4,484           $1,177,466
-----------------------------------------------------------------------------

At May 31, 2003, the fund had sufficient cash and/or securities at least equal to the value of the written options.

(8) RESTRICTED SECURITIES

The fund may invest not more than 15% of its total assets in securities which are subject to legal or contractual restrictions on resale. At May 31, 2003, the fund owned the following restricted securities, excluding securities issued under Rule 144A, constituting less than 0.01% of net assets which may not be publicly sold without registration under the Securities Act of 1933. The fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith at the direction of the Trustees.

                                            DATE OF       SHARE/PRINCIPAL
DESCRIPTION                             ACQUISITION                AMOUNT            COST           VALUE
---------------------------------------------------------------------------------------------------------
Copley Partners 1 L.P.                     12/06/86             3,000,000        $264,101        $ 56,640
Copley Partners 2 L.P.                     08/09/91             3,000,000         513,135         227,310
---------------------------------------------------------------------------------------------------------
                                                                                                 $283,950
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust II, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JEFFREY L. SHAMES(2) (born 06/02/55)      ABBY M. O'NEILL (born 04/27/28)
Chairman                                  Trustee
Massachusetts Financial Services          Private investor; Rockefeller
Company,                                  Financial Services, Inc. (investment
Chairman                                  advisers), Chairman and
                                          Chief Executive Officer
JOHN W. BALLEN(2) (born 09/12/59)
Trustee and President                     LAWRENCE T. PERERA (born 06/23/35)
Massachusetts Financial Services          Trustee
Company,                                  Hemenway & Barnes (attorneys),
Chief Executive Officer and Director      Partner

KEVIN R. PARKE(2) (born 12/14/59)         WILLIAM J. POORVU (born 04/10/35)
Trustee                                   Trustee
Massachusetts Financial Services          Private investor; Harvard University
Company,                                  Graduate School of Business
President, Chief Investment Officer,      Administration, Class of 1961
and Director                              Adjunct Professor in
                                          Entrepreneurship Emeritus;
INDEPENDENT TRUSTEES                      CBL & Associates Properties, Inc.
                                          (real estate investment trust),
LAWRENCE H. COHN, M.D. (born 03/11/37)    Director
Trustee
Brigham and Women's Hospital, Chief of    J. DALE SHERRATT (born 09/23/38)
Cardiac Surgery; Harvard Medical School,  Trustee
Professor of Surgery                      Insight Resources, Inc. (acquisition
                                          planning specialists), President;
WILLIAM R. GUTOW (born 09/27/41)          Wellfleet Investments (investor in
Trustee                                   health care companies), Managing
Private investor and real estate          General Partner (since 1993);
consultant;                               Cambridge Nutraceuticals
Capitol Entertainment Management Company  (professional nutritional products),
(video franchise), Vice Chairman          Chief Executive Officer (until May
                                          2001)
J. ATWOOD IVES (born 05/01/36)
Trustee                                   ELAINE R. SMITH (born 04/25/46)
Private investor; KeySpan Corporation     Trustee
(energy related services), Director;      Independent health care industry
Eastern Enterprises (diversified          consultant
services company), Chairman, Trustee and
Chief Executive Officer (until November   WARD SMITH (born 09/13/30)
2000)                                     Trustee
                                          Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

OFFICERS

JEFFREY L. SHAMES (born 06/02/55)         ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                  Assistant Treasurer
Massachusetts Financial Services          Massachusetts Financial Services
Company, Chairman                         Company, Vice President (since
                                          August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)            Senior Vice President (prior to
Trustee and President                     August 2000)
Massachusetts Financial Services
Company, Chief Executive Officer and      RICHARD M. HISEY (born 08/29/58)
Director                                  Treasurer
                                          Massachusetts Financial Services
JAMES R. BORDEWICK, JR. (born 03/06/59)   Company, Senior Vice President
Assistant Secretary and Assistant Clerk   (since July 2002); The Bank of New
Massachusetts Financial Services          York, Senior Vice President
Company, Senior Vice President and        (September 2000 to July 2002);
Associate General Counsel                 Lexington Global Asset Managers,
                                          Inc., Executive Vice President and
STEPHEN E. CAVAN (born 11/06/53)          Chief Financial Officer, General
Secretary and Clerk                       Manager, Mutual Funds (prior to
Massachusetts Financial Services          September 2000)
Company, Senior Vice President, General
Counsel and Secretary                     ELLEN MOYNIHAN (born 11/13/57)
                                          Assistant Treasurer
STEPHANIE A. DESISTO (born 10/01/53)      Massachusetts Financial Services
Assistant Treasurer                       Company, Vice President
Massachusetts Financial Services
Company, Vice President (since April      JAMES O. YOST (born 06/12/60)
2003); Brown Brothers Harriman & Co.,     Assistant Treasurer
Senior Vice President (November 2002 to   Massachusetts Financial Services
April 2003); ING Groep N.V./Aeltus        Company, Senior Vice President
Investment Management, Senior Vice
President (prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and Ms. Smith were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling
1-800-225-2606.
--------------------------------------------------------------------------------

INVESTMENT ADVISER                          PORTFOLIO MANAGERS
Massachusetts Financial Services Company    Dale A. Dutile(1)
500 Boylston Street, Boston, MA 02116-3741  John E. Lathrop(1)
                                            David E. Sette-Ducati(1)
DISTRIBUTOR                                 Eric B. Fischman(1)
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116-3741  CUSTODIAN
                                            State Street Bank and Trust Company
                                            225 Franklin Street, Boston, MA
                                            02110
(1)MFS Investment Management

------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

--------------------------------------------------------------------------------
CONTACT INFORMATION
--------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information          Phone number          Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606        8 a.m. to 8 p.m., any
                                                   business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576        9 a.m. to 5 p.m., any
                                                   business day
--------------------------------------------------------------------------------
Shares prices, account       1-800-MFS-TALK
balances                     (1-800-637-8255)
exchanges or stock and       touch-tone required   24 hours a day, 365 days a
bond outlooks                                      year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C)2003 MFS Investment Management(R)
MFS(R) Investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                             MEG-SEM-7/03 716.2M

MFS(R) Mutual Funds
SEMIANNUAL REPORT 5/31/03

MFS(R) LARGE CAP GROWTH FUND

A path for pursuing opportunity

[graphic omitted]

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

MFS(R) LARGE CAP GROWTH FUND

The fund seeks to provide growth of capital.

TABLE OF CONTENTS

----------------------------------------------------

LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           4
----------------------------------------------------
MANAGEMENT REVIEW                                  5
----------------------------------------------------
PERFORMANCE SUMMARY                                8
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          12
----------------------------------------------------
FINANCIAL STATEMENTS                              18
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     28
----------------------------------------------------
TRUSTEES AND OFFICERS                             36
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                      38
----------------------------------------------------
CONTACT INFORMATION                               39
----------------------------------------------------
ASSET ALLOCATION                                  40

-------------------------------------------------------------------------------
NOT FDIC INSURED                MAY LOSE VALUE                NO BANK GUARANTEE
     NOT A DEPOSIT            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

[Photo of Jeffrey L. Shames]
    Jeffrey L. Shames

Dear Shareholders,

Our firm was built on the philosophy that bottom-up fundamental research is the best means of achieving superior long-term investment performance. When you're managing billions of dollars for investors, we think you have an obligation to have in-depth, firsthand knowledge of every company owned, anywhere in the world.

We have structured our equity and fixed-income investment teams to capitalize on the strength of our investment process and the global reach of our analysts based around the world. Our global research team is composed of 45 equity research analysts, 27 based in the United States and 18 based abroad, and 26 credit research analysts. Each analyst is assigned one or more specific industries and then charged with identifying the most attractive investment ideas within these industries. Our U.S. and non-U.S. equity research analysts are unified into one team that emphasizes a collaborative process in analyzing securities around the globe. Credit analysts also share their expertise in each segment of the fixed-income market and work as part of the same team ensuring that every member has access to information that may have a material effect on their investment decisions. As MFS(R) continues to grow and as markets become more complex, we believe our structure will enable us to maintain a consistent investment process with the goal of providing strong, long-term investment performance across market capitalizations, investment disciplines, and country borders for our investors.

THINKING GLOBALLY

More companies than ever compete globally and, therefore, we must make investment decisions knowing what is occurring outside of a company's local market. This trend plays to the strength of our environment of collaboration between our analysts and portfolio managers around the globe. The analysts know the most details about individual companies in specific industries and geographic regions. The portfolio managers have broader, cross-industry insights and a wider perspective on companies and industries. Our goal is to make sure those two sets of perspectives coordinate and work well together. As the world's markets become more interdependent, we believe our collaborative environment allows us to produce solid investment ideas for our portfolios.

BUILDING A NETWORK

Simply put, we believe our structure assures that our analysts maintain their peripheral vision rather than becoming too immersed in a specific segment of the market. We do not believe that analysts and portfolio managers - no matter how talented they may be - can succeed by working in a vacuum. Through the latest technology available, our entire research team meets frequently via video and telephone teleconferences, e-mail, and PDAs (personal digital assistants). When we hire new analysts, we require them to spend an average of one year in Boston to learn MFS' culture and to build relationships with their peers. We believe the interaction among our analysts is the key to making our collaborative process work toward delivering superior long-term investment performance for our investors. Our analysts work out of four research offices in Boston, London, Singapore, and Tokyo, and are assigned to specific regions and industries. They meet regularly with their colleagues to discuss world trends affecting the companies they cover.

In addition, our equity and fixed-income analysts often visit company managements as a team. This collaboration is vital because of the different perspectives they bring to their analysis. Because a company's stock price has tended to follow its earnings over time, our equity research analysts tend to focus on gauging earnings potential, a company's position within its industry, and its ability to grow its market share. Conversely, our fixed-income analysts will look at stability of a company's cash flow, the value of its assets, and its capital structure to gauge whether the company can generate enough free cash flow to pay off its debt. As a result of their collaboration, we believe we're able to see a more complete view of a company.

WORKING TOGETHER

Our portfolio managers also work closely with the analysts to select the most appropriate securities for their portfolios from the various recommendations made by the analysts. Opinions are exchanged and ideas are challenged so that each member of our team is involved in our investment process. In fact, our portfolio managers will be the first ones to tell you that many of their best ideas start with the research analysts. We believe our collaborative approach also provides us with an effective way to assess risk. Our portfolio managers are not discouraged from taking on an appropriate level of risk; however, we have rigorous guidelines to assure that the level of risk is measured and monitored and consistent with the investment philosophies of each of our portfolios. All told, we believe our culture empowers the members of our investment team to continue to do their best work and allows them to make better investment decisions.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

     Respectfully,

/s/  Jeffrey L. Shames

     Jeffrey L. Shames
     Chairman
     MFS Investment Management(R)

     June 20, 2003

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
--------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

MARKET ENVIRONMENT

Beleaguered by a weak economy and war-related fear and uncertainty, large-cap growth stocks - as measured by the fund's benchmark, the Russell 1000 Growth Index (the Russell Index) - dropped more than 9% during the first three months of the period. Subsequently, evidence that the worst imaginable outcomes in Iraq had been avoided, together with better-than-expected first-quarter earnings reports and continued low interest rates, helped stocks register a modest gain over the full six-month period. Twelve of the thirteen market sectors we track moved higher, as measured by the Russell Index, with the energy and the utilities and communications sectors showing the strongest returns.

PERFORMANCE CONTRIBUTORS

Leisure, technology, and health care were the fund's best-performing sectors over the period. Strength among leisure holdings came from a variety of areas. Satellite broadcaster Echostar grew its customer base while lowering the cost of adding new subscribers and controlling customer turnover. USA Interactive (which changed its name to InterActiveCorp shortly after the period ended) consolidated its corporate structure by buying the stock it did not already own in subsidiaries TicketMaster, Expedia, and Hotels.com. We believe those actions set the course for potential future growth opportunities. Cendant's various travel-related businesses rebounded as fighting in Iraq subsided. Cable giant Comcast also delivered strong performance. The company made good progress in integrating its AT&T Broadband acquisition, and that progress boosted results from operations.

-----------------------------------------------
TOP 5 STOCK HOLDINGS
5/31/03

MICROSOFT CORP.                            3.4%
Computer software and systems company
-----------------------------------------------
PFIZER, INC.                               2.8%
Pharmaceutical products company
-----------------------------------------------
CISCO SYSTEMS, INC.                        2.7%
Computer networking firm
-----------------------------------------------
AMGEN INC.                                 2.3%
Biotechnology firm
-----------------------------------------------
HOME DEPOT                                 2.3%
Home improvement retailer
-----------------------------------------------

The portfolio is actively managed, and current
holdings may be different.
-----------------------------------------------

Stock selection in technology, particularly among software names, was another source of relative strength. Newly won contracts and stable pricing were factors that led to a sharp rebound in the stock of storage provider VERITAS Software. Our relative underweighting in Microsoft, which traded lower during the period, also helped results.

Within health care, our positioning among health care service providers was particularly favorable. Rising drug costs highlighted the value of pharmacy benefits managers - firms that help other companies lower the cost of providing prescription drug benefits to employees. Our holdings in this industry included Express Scripts and Caremark.

Relative performance was also helped by the fund's underexposure to hospital giant Tenet Healthcare and drug distributor Cardinal Health, both of which had problems over the period. Cardinal Health was sold out of the portfolio by period-end. The portfolio also benefited by not owning HCA, another hospital firm whose stock declined over the period.

PERFORMANCE DETRACTORS

A number of holdings in the business services arena failed to meet our expectations and hurt performance over the period. Chief among these was Automatic Data Processing. Through the first half of the period, the company had managed amid a weak environment - soft demand for its payroll and financial services trade processing services - by cutting costs. In March of 2003, however, ADP management signaled that they would add back some incremental expenses and take some other actions that we felt could dampen future earnings growth. The stock fell on the news of the change in strategy, and we sold our position. Elsewhere in the business services arena, Bisys Group, with its significant exposure to financial services concerns, preannounced weaker-than-expected earnings.

Stock selection among retailers was also negative for performance. Bad weather, high gas prices, and tough year-over-year sales comparisons set back a host of companies in this group, including Kohl's, CVS, and Target. Holdings in the financial services sector also detracted from relative performance. Stocks that hurt performance included Hartford Financial Services, which was sold out of the portfolio by the end of the period, and Mellon Financial Corp.

 /s/ John E. Lathrop

     John E. Lathrop
     Portfolio Manager

The opinions expressed in this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 5/31/03
------------------------------------------------------------------------------

Because mutual funds are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for the applicable time periods. Performance results reflect the percentage change in net asset value, including the reinvestment of any dividends and capital gains distributions. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. (See Notes to Performance Summary.)

TOTAL RETURNS

--------------------
  Average annual
without sales charge
--------------------

                   Class
     Share       inception
     class         date        6-mo      1-yr       3-yr       5-yr     10-yr

       A          9/7/93        --       -10.92%    -19.36%    -3.61%    7.28%
  ----------------------------------------------------------------------------
       B         12/29/86       --       -11.54%    -19.93%    -4.31%    6.44%
  ----------------------------------------------------------------------------
       I          1/2/97        --       -10.37%    -18.86%    -3.13%    7.25%


  Comparative benchmarks

--------------------
  Average annual
--------------------

  Average large-cap
  growth fund+                  3.39%     -9.88%    -18.58%    -3.71%    6.84%
  ----------------------------------------------------------------------------
  Russell 1000
  Growth Index#                3.85%      -7.85%    -19.97%    -4.16%    8.04%
  ----------------------------------------------------------------------------
  Standard & Poor's
  500 Stock Index#             3.86%      -8.07%    -10.85%    -1.07%    9.93%

--------------------
  Average annual
 with sales charge
--------------------

       A                        --       -16.04%    -20.93%    -4.74%    6.64%
  ----------------------------------------------------------------------------
       B                        --       -15.08%    -20.61%    -4.57%    6.44%

  I class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
    Cumulative
without sales charge
--------------------

     Share
     class                     6-mo      1-yr       3-yr       5-yr     10-yr

       A                       4.77%     -10.92%    -47.56%   -16.79%  101.84%
  ----------------------------------------------------------------------------
       B                       4.43%     -11.54%    -48.67%   -19.76%   86.66%
  ----------------------------------------------------------------------------
       I                       5.02%     -10.37%    -46.58%   -14.69%  101.35%


Periods less than one year are actual, not annualized.
+ Source: Lipper Inc., an independent firm that reports mutual fund performance. # Source: Standard & Poor's Micropal, Inc.

INDEX DEFINITIONS

RUSSELL 1000 GROWTH INDEX - Measures the performance of large-cap U.S. growth stocks.

STANDARD & POOR'S 500 STOCK INDEX - A commonly used measure of the broad U.S. stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class A share performance, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B share performance, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%. Class I shares have no sales charge and are only available to certain investors.

Performance for share classes offered after class B shares includes the performance of the fund's class B shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

These risks may increase share price volatility. Please see the prospectus for these and other risks.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

----------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (unaudited) 5/31/03
----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 95.7%
----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES              $ VALUE
----------------------------------------------------------------------------------------------------
U.S. Stocks - 87.9%
----------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 0.5%
----------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                            60,800           $2,143,808
----------------------------------------------------------------------------------------------------

Aerospace - 1.3%
----------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                  55,500           $2,576,310
----------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                 34,800            3,060,660
----------------------------------------------------------------------------------------------------
                                                                                        $5,636,970
----------------------------------------------------------------------------------------------------
Automotive - 0.7%
----------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                  70,900           $2,989,144
----------------------------------------------------------------------------------------------------

Banks & Credit Cos. - 0.4%
----------------------------------------------------------------------------------------------------
Bank of New York Co., Inc.                                             56,500           $1,635,110
----------------------------------------------------------------------------------------------------

Biotechnology - 3.8%
----------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                          145,400           $9,408,834
----------------------------------------------------------------------------------------------------
Biogen, Inc.*                                                          63,900            2,711,916
----------------------------------------------------------------------------------------------------
Genentech, Inc.*                                                       49,300            3,086,673
----------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                 23,700            1,250,412
----------------------------------------------------------------------------------------------------
                                                                                       $16,457,835
----------------------------------------------------------------------------------------------------
Business Machines - 2.1%
----------------------------------------------------------------------------------------------------
International Business Machines Corp.                                 104,100           $9,164,964
----------------------------------------------------------------------------------------------------

Business Services - 2.6%
----------------------------------------------------------------------------------------------------
Apollo Group, Inc.*                                                    28,100           $1,641,602
----------------------------------------------------------------------------------------------------
BISYS Group, Inc.*                                                    169,900            3,058,200
----------------------------------------------------------------------------------------------------
DST Systems, Inc.*                                                     59,400            2,098,008
----------------------------------------------------------------------------------------------------
First Data Corp.                                                      107,100            4,436,082
----------------------------------------------------------------------------------------------------
                                                                                       $11,233,892
----------------------------------------------------------------------------------------------------
Computer Hardware - Systems - 1.3%
----------------------------------------------------------------------------------------------------
Dell Computer Corp.*                                                  181,400           $5,676,006
----------------------------------------------------------------------------------------------------

Computer Software - 1.9%
----------------------------------------------------------------------------------------------------
Oracle Corp.*                                                         616,300           $8,018,063
----------------------------------------------------------------------------------------------------

Computer Software - Personal Computers - 3.3%
----------------------------------------------------------------------------------------------------
Microsoft Corp.                                                       576,800          $14,195,048
----------------------------------------------------------------------------------------------------

Computer Software - Services - 3.0%
----------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.*                                           197,600           $4,544,800
----------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                               308,175            8,551,856
----------------------------------------------------------------------------------------------------
                                                                                       $13,096,656
----------------------------------------------------------------------------------------------------
Computer Software - Systems - 1.2%
----------------------------------------------------------------------------------------------------
Network Associates, Inc.*                                             162,800           $1,976,392
----------------------------------------------------------------------------------------------------
Peoplesoft, Inc.*                                                     192,100            3,142,756
----------------------------------------------------------------------------------------------------
                                                                                        $5,119,148
----------------------------------------------------------------------------------------------------
Conglomerates - 2.9%
----------------------------------------------------------------------------------------------------
General Electric Co.                                                  265,500           $7,619,850
----------------------------------------------------------------------------------------------------
Tyco International Ltd.                                               287,000            5,079,900
----------------------------------------------------------------------------------------------------
                                                                                       $12,699,750
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.7%
----------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                    88,600           $5,399,284
----------------------------------------------------------------------------------------------------
Gillette Co.                                                          115,500            3,881,955
----------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                   41,900            2,175,867
----------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                   48,600            4,462,452
----------------------------------------------------------------------------------------------------
                                                                                       $15,919,558
----------------------------------------------------------------------------------------------------
Electronics - 3.5%
----------------------------------------------------------------------------------------------------
Analog Devices, Inc.*                                                 171,700           $6,619,035
----------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                79,000            2,872,440
----------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                        77,300            3,030,933
----------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                                             51,800            1,233,358
----------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                37,600            1,302,840
----------------------------------------------------------------------------------------------------
                                                                                       $15,058,606
----------------------------------------------------------------------------------------------------
Entertainment - 5.5%
----------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.*                                                368,600           $5,610,092
----------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.*                                   141,600            5,763,120
----------------------------------------------------------------------------------------------------
Liberty Media Corp.*                                                  206,100            2,411,370
----------------------------------------------------------------------------------------------------
Viacom, Inc., "B"*                                                    201,804            9,186,118
----------------------------------------------------------------------------------------------------
Walt Disney Co.                                                        36,000              707,400
----------------------------------------------------------------------------------------------------
                                                                                       $23,678,100
----------------------------------------------------------------------------------------------------

Financial Institutions - 7.7%
----------------------------------------------------------------------------------------------------
American Express Co.                                                   53,700           $2,237,142
----------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                       224,807            9,221,583
----------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                                       27,700            1,656,737
----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.                                       115,800            8,569,200
----------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                              83,200            6,780,800
----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                             113,400            4,910,220
----------------------------------------------------------------------------------------------------
                                                                                       $33,375,682
----------------------------------------------------------------------------------------------------
Financial Services - 1.4%
----------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                171,400           $4,656,938
----------------------------------------------------------------------------------------------------
T. Rowe Price Group, Inc.                                              33,700            1,237,464
----------------------------------------------------------------------------------------------------
                                                                                        $5,894,402
----------------------------------------------------------------------------------------------------
Food & Beverage Products - 2.5%
----------------------------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                             63,200             $756,504
----------------------------------------------------------------------------------------------------
Kellogg Co.                                                            77,500            2,728,000
----------------------------------------------------------------------------------------------------
Pepsico, Inc.                                                         170,100            7,518,420
----------------------------------------------------------------------------------------------------
                                                                                       $11,002,924
----------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.6%
----------------------------------------------------------------------------------------------------
International Paper Co.                                                69,100           $2,533,897
----------------------------------------------------------------------------------------------------

Healthcare - 0.5%
----------------------------------------------------------------------------------------------------
Caremark RX, Inc.*                                                     87,400           $1,973,492
----------------------------------------------------------------------------------------------------

Industrial Gases - 1.0%
----------------------------------------------------------------------------------------------------
Praxair, Inc.                                                          71,500           $4,289,285
----------------------------------------------------------------------------------------------------

Insurance - 2.1%
----------------------------------------------------------------------------------------------------
MetLife, Inc.                                                         134,590           $3,764,482
----------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp.                                     332,829            5,435,098
----------------------------------------------------------------------------------------------------
                                                                                        $9,199,580
----------------------------------------------------------------------------------------------------
Internet - 0.4%
----------------------------------------------------------------------------------------------------
Yahoo Inc.*                                                            54,800           $1,635,780
----------------------------------------------------------------------------------------------------

Machinery - 0.1%
----------------------------------------------------------------------------------------------------
Danaher Corp.                                                           6,100             $408,212
----------------------------------------------------------------------------------------------------

Media - 0.2%
----------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                    25,600             $866,816
----------------------------------------------------------------------------------------------------

Medical & Health Products - 6.3%
----------------------------------------------------------------------------------------------------
Amerisource Bergen Corp.                                               51,700           $3,241,073
----------------------------------------------------------------------------------------------------
Baxter International, Inc.                                             64,600            1,636,964
----------------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                               22,200            1,156,620
----------------------------------------------------------------------------------------------------
Johnson & Johnson Co.                                                  76,900            4,179,515
----------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                          369,075           11,448,707
----------------------------------------------------------------------------------------------------
Schering Plough Corp.                                                 292,100            5,389,245
----------------------------------------------------------------------------------------------------
                                                                                       $27,052,124
----------------------------------------------------------------------------------------------------
Medical & Health Technology Services - 2.7%
----------------------------------------------------------------------------------------------------
Express Scripts, Inc.*                                                 72,300           $4,731,312
----------------------------------------------------------------------------------------------------
Health Management Associates, Inc., "A"                                87,800            1,637,470
----------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                        98,900            4,819,397
----------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                                26,100              435,609
----------------------------------------------------------------------------------------------------
                                                                                       $11,623,788
----------------------------------------------------------------------------------------------------
Oil Services - 2.0%
----------------------------------------------------------------------------------------------------
Baker Hughes, Inc.                                                     98,300           $3,248,815
----------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*                                                  19,800            1,080,882
----------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                      88,500            4,302,870
----------------------------------------------------------------------------------------------------
                                                                                        $8,632,567
----------------------------------------------------------------------------------------------------
Pharmaceuticals - 2.7%
----------------------------------------------------------------------------------------------------
Abbott Laboratories, Inc.                                             167,200           $7,448,760
----------------------------------------------------------------------------------------------------
Wyeth                                                                  96,500            4,231,525
----------------------------------------------------------------------------------------------------
                                                                                       $11,680,285
----------------------------------------------------------------------------------------------------
Printing & Publishing - 1.8%
----------------------------------------------------------------------------------------------------
E.W. Scripps Co.                                                       23,450           $2,065,242
----------------------------------------------------------------------------------------------------
New York Times Co.                                                     46,800            2,241,720
----------------------------------------------------------------------------------------------------
Tribune Co.                                                            68,000            3,391,840
----------------------------------------------------------------------------------------------------
                                                                                        $7,698,802
----------------------------------------------------------------------------------------------------
Real Estate Investment Trusts - 0.4%
----------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Co.                                          62,600           $1,814,148
----------------------------------------------------------------------------------------------------

Restaurants & Lodging - 1.9%
----------------------------------------------------------------------------------------------------
Brinker International, Inc.*                                           86,100           $2,998,863
----------------------------------------------------------------------------------------------------
Cendant Corp.*                                                        232,300            3,902,640
----------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                               40,300            1,489,085
----------------------------------------------------------------------------------------------------
                                                                                        $8,390,588
----------------------------------------------------------------------------------------------------

Retail - 7.9%
----------------------------------------------------------------------------------------------------
Costco Wholesale Corp.*                                                29,700           $1,100,385
----------------------------------------------------------------------------------------------------
CVS Corp.                                                             141,100            3,682,710
----------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                      289,500            9,405,855
----------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                         114,200            5,978,370
----------------------------------------------------------------------------------------------------
Target Corp.                                                          146,100            5,351,643
----------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                        132,100            2,404,220
----------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                  94,100            4,950,601
----------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.*                                                 41,400            1,177,002
----------------------------------------------------------------------------------------------------
                                                                                       $34,050,786
----------------------------------------------------------------------------------------------------
Special Products & Services - 0.9%
----------------------------------------------------------------------------------------------------
3M Co.                                                                 31,100           $3,933,217
----------------------------------------------------------------------------------------------------

Telecommunications - 6.1%
----------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                  679,500          $11,062,260
----------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                   189,800            5,714,878
----------------------------------------------------------------------------------------------------
EchoStar Communications Corp.*                                        157,000            5,272,060
----------------------------------------------------------------------------------------------------
Sprint Corp.*                                                          85,600              381,776
----------------------------------------------------------------------------------------------------
USA Interactive, Inc.*                                                 96,100            3,695,045
----------------------------------------------------------------------------------------------------
                                                                                       $26,126,019
----------------------------------------------------------------------------------------------------
Transportation - 1.0%
----------------------------------------------------------------------------------------------------
Fedex Corp.                                                            36,800           $2,354,464
----------------------------------------------------------------------------------------------------
United Parcel Service, Inc.                                            35,000            2,185,050
----------------------------------------------------------------------------------------------------
                                                                                        $4,539,514
----------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                     $379,444,566
----------------------------------------------------------------------------------------------------

Foreign Stocks - 7.8%
----------------------------------------------------------------------------------------------------
Bermuda - 2.1%
----------------------------------------------------------------------------------------------------
Accenture Ltd. (Business Services)*                                    73,600           $1,289,472
----------------------------------------------------------------------------------------------------
Ace Ltd. (Insurance)                                                   69,300            2,529,450
----------------------------------------------------------------------------------------------------
XL Capital Ltd. (Insurance)                                            59,800            5,205,590
----------------------------------------------------------------------------------------------------
                                                                                        $9,024,512
----------------------------------------------------------------------------------------------------
Canada - 1.1%
----------------------------------------------------------------------------------------------------
Encana Corp. (Oils)                                                   123,100           $4,511,615
----------------------------------------------------------------------------------------------------

Germany - 0.6%
----------------------------------------------------------------------------------------------------
SAP AG (Computer Software - Systems)                                   21,900           $2,458,466
----------------------------------------------------------------------------------------------------

Netherlands - 0.8%
----------------------------------------------------------------------------------------------------
STMicroelectronics N.V. (Electronics)                                 152,800           $3,485,368
----------------------------------------------------------------------------------------------------

Switzerland - 1.3%
----------------------------------------------------------------------------------------------------
Alcon, Inc. (Medical & Health Products)                                 1,200              $51,000
----------------------------------------------------------------------------------------------------
Novartis AG (Medical & Health Products)                               144,300            5,657,846
----------------------------------------------------------------------------------------------------
                                                                                        $5,708,846
----------------------------------------------------------------------------------------------------
United Kingdom - 1.9%
----------------------------------------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance)                                 26,400             $834,768
----------------------------------------------------------------------------------------------------
Astra Zeneca Group PLC (Medical & Health Products)                     71,500            2,897,716
----------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR (Telecommunications)                          206,194            4,517,710
----------------------------------------------------------------------------------------------------
                                                                                        $8,250,194
----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                   $33,439,001
----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $375,025,684)                                          $412,883,567
----------------------------------------------------------------------------------------------------

Short-Term Obligations - 3.8%
----------------------------------------------------------------------------------------------------
                                                            PRINCIPAL AMOUNT
ISSUER                                                       (000 Omitted)                 $ VALUE
----------------------------------------------------------------------------------------------------
Cargill, Inc., due 6/02/03                                            $13,446          $13,445,503
----------------------------------------------------------------------------------------------------
Prudential Funding Corp., due 6/02/03                                   3,201            3,200,880
----------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                        $16,646,383
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $391,672,067)                                     $429,529,950
----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.5%                                                    2,015,305
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                   $431,545,255
----------------------------------------------------------------------------------------------------
*Non-income producing security.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.

GBP = British Pounds

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF ASSETS AND LIABILITIES (unaudited)
---------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 5/31/03

ASSETS

Investments, at value (identified cost, $391,672,067)         $429,529,950
---------------------------------------------------------------------------------------------------
Cash                                                                12,672
---------------------------------------------------------------------------------------------------
Receivable for forward foreign currency exchange
contracts                                                          217,575
---------------------------------------------------------------------------------------------------
Receivable for investments sold                                  5,709,081
---------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                    418,961
---------------------------------------------------------------------------------------------------
Interest and dividends receivable                                  387,366
---------------------------------------------------------------------------------------------------
Other assets                                                         9,548
---------------------------------------------------------------------------------------------------
Total assets                                                                           $436,285,153
---------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                               $3,072,949
---------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts            310,330
---------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                               1,137,647
---------------------------------------------------------------------------------------------------
Payable to affiliates
---------------------------------------------------------------------------------------------------
  Management fee                                                    17,599
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                    2,663
---------------------------------------------------------------------------------------------------
  Distribution and service fee                                      10,684
---------------------------------------------------------------------------------------------------
  Administrative fee                                                   424
---------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                             187,602
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        $4,739,898
---------------------------------------------------------------------------------------------------
Net assets                                                                             $431,545,255
---------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                               $763,973,084
---------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                 37,781,686
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                                 (369,048,404)
---------------------------------------------------------------------------------------------------
Accumulated net investment loss                                 (1,161,111)
---------------------------------------------------------------------------------------------------
Total                                                                                  $431,545,255
---------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                46,827,488
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities (unaudited) - continued

Class A shares

  Net assets                                                  $311,486,633
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            33,773,154
---------------------------------------------------------------------------------------------------
  Net asset value per share                                                                   $9.22
---------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$9.22)                                                  $9.78
---------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                  $120,058,515
---------------------------------------------------------------------------------------------------
  Shares outstanding                                            13,054,323
---------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                $9.20
---------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                       $106.54
---------------------------------------------------------------------------------------------------
  Shares outstanding                                                11.306
---------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
    per share                                                                                 $9.42
---------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.
A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF OPERATIONS (unaudited)
---------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses.
It also describes any gains and/or losses generated by fund operations.

FOR SIX MONTHS ENDED 5/31/03

NET INVESTMENT LOSS

Income
---------------------------------------------------------------------------------------------------
  Dividends                                                     $1,909,833
---------------------------------------------------------------------------------------------------
  Interest                                                          94,617
---------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                           (25,416)
---------------------------------------------------------------------------------------------------
Total investment income                                                                 $1,979,034
---------------------------------------------------------------------------------------------------
Expenses
---------------------------------------------------------------------------------------------------
  Management fee                                                $1,505,083
---------------------------------------------------------------------------------------------------
  Trustees' compensation                                             9,049
---------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                  207,764
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                           358,826
---------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                           571,472
---------------------------------------------------------------------------------------------------
  Administrative fee                                                28,972
---------------------------------------------------------------------------------------------------
  Custodian fee                                                     84,348
---------------------------------------------------------------------------------------------------
  Printing                                                          41,765
---------------------------------------------------------------------------------------------------
  Postage                                                           33,981
---------------------------------------------------------------------------------------------------
  Auditing fees                                                     18,606
---------------------------------------------------------------------------------------------------
  Miscellaneous                                                    237,213
---------------------------------------------------------------------------------------------------
Total expenses                                                  $3,097,079
---------------------------------------------------------------------------------------------------
  Fees paid indirectly                                             (19,816)
---------------------------------------------------------------------------------------------------
Net expenses                                                                            $3,077,263
---------------------------------------------------------------------------------------------------
Net investment loss                                                                    $(1,098,229)
---------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Operations (unaudited) - continued

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

Realized loss (identified cost basis)
---------------------------------------------------------------------------------------------------
  Investment transactions                                     $(21,914,284)
---------------------------------------------------------------------------------------------------
  Foreign currency transactions                                   (222,070)
---------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                                          $(22,136,354)
---------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
---------------------------------------------------------------------------------------------------
  Investments                                                  $41,184,488
---------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in foreign
  currencies                                                       (42,010)
---------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign currency
translation                                                                            $41,142,478
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
foreign currency                                                                       $19,006,124
---------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                 $17,907,895
---------------------------------------------------------------------------------------------------

See notes to financial statements.

---------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                   SIX MONTHS            YEAR
                                                                      ENDED              ENDED
                                                                     5/31/03           11/30/02
                                                                   (UNAUDITED)

OPERATIONS

Net investment loss                                                 $(1,098,229)       $(4,362,638)
---------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                        (22,136,354)      (163,756,134)
---------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                 41,142,478        (25,940,039)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from operations                   $17,907,895      $(194,058,811)
-------------------------------------------------------------------------------      -------------
Net decrease in net assets from fund share transactions            $(22,274,748)     $(149,713,200)
-------------------------------------------------------------------------------      -------------
Total decrease in net assets                                        $(4,366,853)     $(343,772,011)
-------------------------------------------------------------------------------      -------------

NET ASSETS

At beginning of period                                             $435,912,108       $779,684,119
---------------------------------------------------------------------------------------------------
At end of period (including accumulated net investment loss
of $1,161,111 and $62,882, respectively)                           $431,545,255       $435,912,108
---------------------------------------------------------------------------------------------------

See notes to financial statements.

---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS           FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions).
                                       SIX MONTHS                                    YEAR ENDED 11/30
                                          ENDED        --------------------------------------------------------------------------
                                         5/31/03           2002           2001            2000           1999           1998
CLASS A                                (UNAUDITED)

Net asset value, beginning of period        $8.80           $12.08          $18.90          $20.36          $17.29        $17.36
---------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment loss                       $(0.01)          $(0.05)         $(0.07)         $(0.13)         $(0.12)       $(0.06)
---------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss) on investments and foreign
 currency                                    0.43            (3.23)          (3.43)           0.61            5.12          2.94
----------------------------------------   ------           ------          ------          ------          ------        ------
Total from investment operations            $0.42           $(3.28)         $(3.50)          $0.48           $5.00         $2.88
----------------------------------------   ------           ------          ------          ------          ------        ------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net realized gain on
 investments
 and foreign currency transactions            $--              $--          $(3.23)         $(1.94)         $(1.93)       $(2.95)
---------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gain on
 investments and foreign currency
 transactions                                  --               --           (0.09)             --              --            --
---------------------------------------------------------------------------------------------------------------------------------
 From paid-in capital                          --               --           (0.00)+++          --              --            --
-------------------------------------------------              ---             ---             ---             ---           ---
 Total distributions declared to
 shareholders                                 $--              $--          $(3.32)         $(1.94)         $(1.93)       $(2.95)
----------------------------------------   ------           ------          ------          ------          ------        ------
Net asset value, end of period              $9.22            $8.80          $12.08          $18.90          $20.36        $17.29
----------------------------------------   ------           ------          ------          ------          ------        ------
Total return (%)(+)                          4.77++,###     (27.15)         (23.04)           2.08           32.12         20.89
---------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                         SIX MONTHS                                   YEAR ENDED 11/30
                                            ENDED        ------------------------------------------------------------------------
                                           5/31/03           2002            2001            2000           1999          1998
CLASS A (CONTINUED)                      (UNAUDITED)

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                   1.33+            1.28            1.26            1.19            1.22          1.24
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss                         (0.33)+          (0.53)          (0.51)          (0.60)          (0.64)        (0.35)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             37               72              87              98             105           217
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                            $311,487         $307,071        $545,398        $583,749        $476,402      $323,354
---------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from directed brokerage and fees paid indirectly.
### The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share the total return for the six months ended May 31, 2003, would have been 4.43%.

See notes to financial statements.

Financial Highlights - continued
                                       SIX MONTHS                                    YEAR ENDED 11/30
                                          ENDED        --------------------------------------------------------------------------
                                         5/31/03           2002           2001            2000           1999           1998
CLASS B                                (UNAUDITED)

Net asset value, beginning of period        $8.81           $12.18          $18.97          $20.41          $17.32        $17.34
---------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment loss                       $(0.05)          $(0.13)         $(0.18)         $(0.30)         $(0.25)       $(0.18)
---------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
 (loss) on investments and foreign
 currency                                    0.44            (3.24)          (3.48)           0.65            5.13          2.98
-------------------------------------------------              ---             ---             ---             ---           ---
Total from investment operations            $0.39           $(3.37)         $(3.66)          $0.35           $4.88         $2.80
-------------------------------------------------              ---             ---             ---             ---           ---

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS

 From net realized gain on
 investments
 and foreign currency transactions            $--              $--          $(3.04)         $(1.79)         $(1.79)       $(2.82)
---------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gain on
 investments and foreign currency
 transactions                                  --               --           (0.09)             --              --            --
---------------------------------------------------------------------------------------------------------------------------------
 From paid-in capital                          --               --           (0.00)+++          --              --            --
----------------------------------------   ------           ------          ------          ------          ------        ------
 Total distributions declared to
 shareholders                                 $--              $--          $(3.13)         $(1.79)         $(1.79)       $(2.82)
----------------------------------------   ------           ------          ------          ------          ------        ------
Net asset value, end of period              $9.20            $8.81          $12.18          $18.97          $20.41        $17.32
----------------------------------------   ------           ------          ------          ------          ------        ------
Total return (%)                             4.43++,###     (27.67)         (23.63)           1.37           31.05         20.08
---------------------------------------------------------------------------------------------------------------------------------

Financial Highlights - continued
                                         SIX MONTHS                                   YEAR ENDED 11/30
                                            ENDED        ------------------------------------------------------------------------
                                           5/31/03           2002            2001            2000           1999          1998
CLASS B (CONTINUED)                      (UNAUDITED)

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                   2.08+            2.03            2.01            1.93            1.97          1.99
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss                         (1.09)+          (1.28)          (1.26)          (1.36)          (1.38)        (1.09)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                             37               72              87              98             105           217
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                            $120,059         $128,841        $234,286        $409,058        $492,677      $435,394
---------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from directed brokerage and fees paid indirectly.
### The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share the total return for the six months ended May 31, 2003, would have been 4.09%.

See notes to financial statements.

Financial Highlights - continued
                                               SIX MONTHS                                 YEAR ENDED 11/30
                                                 ENDED           ----------------------------------------------------------------
                                                5/31/03             2002           2001          2000        1999        1998
CLASS I                                       (UNAUDITED)

Net asset value, beginning of period           $8.97            $12.21         $19.03         $20.44        $17.36       $17.41
---------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment income (loss)                  $0.01             $0.02         $(0.06)        $(0.07)       $(0.08)      $(0.02)
---------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)
 on investments and foreign currency            0.44             (3.26)         (3.39)          0.64          5.13         2.96
----------------------------------------      ------            ------         ------         ------        ------       ------
Total from investment operations               $0.45            $(3.24)        $(3.45)         $0.57         $5.05        $2.94
----------------------------------------      ------            ------         ------         ------        ------       ------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

 From net realized gain on investments
 and foreign currency transactions               $--               $--         $(3.27)        $(1.98)       $(1.97)      $(2.99)
---------------------------------------------------------------------------------------------------------------------------------
 In excess of net realized gain on
 investments and foreign currency
 transactions                                     --                --          (0.10)            --            --           --
----------------------------------------      ------            ------         ------         ------        ------       ------
 Total distributions declared to
 shareholders                                    $--               $--         $(3.37)        $(1.98)       $(1.97)      $(2.99)
----------------------------------------      ------            ------         ------         ------        ------       ------
Net asset value, end of period                 $9.42             $8.97         $12.21         $19.03        $20.44       $17.36
----------------------------------------      ------            ------         ------         ------        ------       ------
Total return (%)                                5.02++,###      (26.54)        (22.61)          2.55         32.35        21.37
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                      0.49+             0.46           1.01           0.84          0.97         0.98
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                    0.29+             0.19          (0.46)         (0.54)        (0.42)       (0.15)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                37                72             87             98           105          217
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)        $--+++            $--+++         $--+++         $--+++       $157          $39
---------------------------------------------------------------------------------------------------------------------------------

  + Annualized.
 ++ Not annualized.
+++ Class I net assets were less than $500.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense  reductions from directed brokerage and fees paid indirectly.
### The fund's total return calculation includes a payment received from a non-recurring litigation settlement recorded as a realized gain in the Statement of Operations. Excluding the effect of this payment from the fund's ending net asset value per share the total return for the six months ended May 31, 2003, would have been 4.68%.

See notes to financial statements.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Large Cap Growth Fund (the fund) is a diversified series of MFS Series Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities in the fund's portfolio for which market quotations are available are valued at the last sale or official closing price on the primary market or exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day. If no sales are reported, as is the case for most securities traded over the counter, securities are valued on the basis of quotations obtained from brokers and dealers or on the basis of valuations furnished by a pricing service. Forward contracts will be valued using a pricing model taking into consideration market data from an external pricing source. Use of the pricing services has been approved by the Board of Trustees. Short-term obligations in the fund's portfolio are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. Portfolio investments for which market quotations are not readily available, or whose values have been materially affected by events occurring after the close of their primary markets, are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral.

Cash collateral is invested in short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At May 31, 2003 there were no securities on loan.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the period, the fund's custodian fees were reduced by $2,071 under this arrangement. The fund has entered into a directed brokerage agreement, under which the broker will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the period, the fund's custodian fee was reduced by $17,745 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, derivatives, real estate investment trusts, and capital losses.

The tax character of distributions declared for the years ended
November 30, 2002 and November 30, 2001 was as follows:

                                                   11/30/02           11/30/01

Distributions declared from:
--------------------------------------------------------------------------------
  Ordinary income                                       $--        $43,040,906
--------------------------------------------------------------------------------
  Long-term capital gain                                 --        126,412,001
--------------------------------------------------------------------------------
                                                        $--       $169,452,907
--------------------------------------------------------------------------------
  Tax return of capital                                  --            121,949
--------------------------------------------------------------------------------
Total distributions declared                            $--       $169,574,856
--------------------------------------------------------------------------------

As of November 30, 2002, the components of accumulated losses on a tax basis were as follows:
       Capital loss carryforward                    $(325,544,369)
       -------------------------------------------------------------
       Unrealized depreciation                        (12,146,718)
       -------------------------------------------------------------
       Other temporary differences                    (12,644,637)
       -------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on November 30, 2009, ($166,624,628) and November 30, 2010 ($158,919,741).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets. The investment adviser has voluntarily agreed to reduce its management fee to 0.65% of the fund's average daily net assets in excess of $1 billion and 0.60% of the fund's average daily net assets in excess of $2.5 billion. This voluntary reduction in the management fee may be rescinded by MFS only with the approval of the fund's Board of Trustees. Management fees incurred for the six months ended May 31, 2003 was 0.75% of average daily net assets on an annualized basis.

The fund pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees and converted it to an unfunded retirement benefit deferral plan for active Trustees. Under the new plan, the unfunded pension liability was converted into an equivalent value of notional shares of the fund that will fluctuate with the performance of the fund. Included in Trustees' compensation is a net decrease of $9,017 as a result of the change in the fund's pension liability under this plan and a pension expense of $12,775 for inactive trustees for the six months ended
May 31, 2003.

ADMINISTRATOR - The fund has an administrative services agreement with MFS to provide the fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

    First $2 billion                                             0.0175%
    --------------------------------------------------------------------
    Next $2.5 billion                                            0.0130%
    --------------------------------------------------------------------
    Next $2.5 billion                                            0.0005%
    --------------------------------------------------------------------
    In excess of $7 billion                                      0.0000%
    --------------------------------------------------------------------

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $9,933 for the six months ended May 31, 2003, as its portion of the sales charge on sales of Class A shares of the fund.

The Trustees have adopted a distribution plan for Class A, and Class B shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The fund's distribution plan provides that the fund will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                                            CLASS A    CLASS B

Distribution Fee                                              0.10%      0.75%
------------------------------------------------------------------------------
Service Fee                                                   0.25%      0.25%
------------------------------------------------------------------------------
Total Distribution Plan                                       0.35%      1.00%
------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the six months ended May 31, 2003, amounted to:

                                                            CLASS A    CLASS B

Service Fee Retained by MFD                                  $9,408     $1,930
------------------------------------------------------------------------------

Payment of the 0.10% per annum Class A distribution fee will be implemented on such a date as the Trustees of the Trust may determine.

Fees incurred under the distribution plan during the six months ended May 31, 2003, were as follows:

                                                            CLASS A    CLASS B

Total Distribution Plan                                       0.25%      1.00%
------------------------------------------------------------------------------

Certain Class A shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended May 31, 2003, were as follows:

                                                            CLASS A    CLASS B

Contingent Deferred Sales Charges Imposed                      $901   $119,848
------------------------------------------------------------------------------

SHAREHOLDER SERVICING AGENT - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the fund's average daily net assets at an annual rate of 0.11%. Prior to April 1, 2003, the fee was 0.10% of the fund's average daily net assets.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $143,605,567 and $165,696,179, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

    Aggregate cost                                         $400,499,578
    --------------------------------------------------------------------
    Gross unrealized appreciation                           $55,031,192
    --------------------------------------------------------------------
    Gross unrealized depreciation                           (26,000,820)
    --------------------------------------------------------------------
    Net unrealized appreciation                             $29,030,372
    --------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                              Six months ended                      Year ended
                                                   5/31/03                           11/30/02
                                          SHARES            AMOUNT           SHARES            AMOUNT
CLASS A SHARES

Shares sold                               10,906,292       $91,229,039       16,187,231      $162,912,411
----------------------------------------------------------------------------------------------------------
Shares reacquired                        (12,021,553)     (100,685,917)     (26,452,955)     (266,701,377)
----------------------------------------------------------------------------------------------------------
Net decrease                              (1,115,261)      $(9,456,878)     (10,265,724)    $(103,788,966)
----------------------------------------------------------------------------------------------------------

                                              Six months ended                      Year ended
                                                   5/31/03                           11/30/02
                                          SHARES            AMOUNT           SHARES            AMOUNT
CLASS B SHARES

Shares sold                                1,232,401       $10,419,898        2,866,989       $29,883,082
----------------------------------------------------------------------------------------------------------
Shares reacquired                         (2,804,796)      (23,237,768)      (7,477,148)      (75,807,316)
----------------------------------------------------------------------------------------------------------
Net decrease                              (1,572,395)     $(12,817,870)      (4,610,159)     $(45,924,234)
----------------------------------------------------------------------------------------------------------

CLASS I SHARES

Shares sold                                       --               $--               --               $--
----------------------------------------------------------------------------------------------------------
Shares reacquired                                 --                --               --                --
----------------------------------------------------------------------------------------------------------
Net increase (decrease)                           --               $--               --               $--
----------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the fund for the six months ended May 31, 2003, was $1,594. The fund had no borrowings during the period.

(7) FINANCIAL INSTRUMENTS

The fund trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Forward Foreign Currency Exchange Contracts

        ---------
          SALES
        ---------

                                                                                                   NET
                                                                                                UNREALIZED
                               CONTRACTS TO                                    CONTRACTS       APPRECIATION
      SETTLEMENT DATE         DELIVER/RECEIVE             IN EXCHANGE FOR       AT VALUE       (DEPRECIATION)

         6/16/03           GBP           4,626,203           $7,263,138       $7,573,468         $(310,330)

        ---------
        PURCHASES
        ---------

         6/16/03           GBP           4,626,203           $7,355,894       $7,573,469           $217,575

At May 31, 2003, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Series Trust II, of which the fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

             Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES
JEFFREY L. SHAMES(2) (born 06/02/55)                     ABBY M. O'NEILL (born 04/27/28)
Chairman                                                 Trustee
Massachusetts Financial Services Company, Chairman       Private investor; Rockefeller Financial Services,
                                                         Inc. (investment advisers), Chairman and Chief
JOHN W. BALLEN(2) (born 09/12/59)                        Executive Officer
Trustee and President
Massachusetts Financial Services Company, Chief          LAWRENCE T. PERERA (born 06/23/35)
Executive Officer and Director                           Trustee
                                                         Hemenway & Barnes (attorneys), Partner
KEVIN R. PARKE(2) (born 12/14/59)
Trustee                                                  WILLIAM J. POORVU (born 04/10/35)
Massachusetts Financial Services Company,                Trustee
President, Chief Investment Officer, and Director        Private investor; Harvard University Graduate
                                                         School of Business Administration, Class of 1961
INDEPENDENT TRUSTEES                                     Adjunct Professor in Entrepreneurship Emeritus;
                                                         CBL & Associates Properties, Inc. (real estate
LAWRENCE H. COHN, M.D. (born 03/11/37)                   investment trust), Director
Trustee
Brigham and Women's Hospital, Chief of Cardiac           J. DALE SHERRATT (born 09/23/38)
Surgery; Harvard Medical School, Professor of            Trustee
Surgery                                                  Insight Resources, Inc. (acquisition planning
                                                         specialists), President; Wellfleet Investments
WILLIAM R. GUTOW (born 09/27/41)                         (investor in health care companies), Managing
Trustee                                                  General Partner (since 1993); Cambridge
Private investor and real estate consultant;             Nutraceuticals (professional nutritional
Capitol Entertainment Management Company (video          products), Chief Executive Officer (until May
franchise), Vice Chairman                                2001)

J. ATWOOD IVES (born 05/01/36)                           ELAINE R. SMITH (born 04/25/46)
Trustee                                                  Trustee
Private investor; KeySpan Corporation (energy            Independent health care industry consultant
related services), Director; Eastern Enterprises
(diversified services company), Chairman, Trustee        WARD SMITH (born 09/13/30)
and Chief Executive Officer (until November 2000)        Trustee
                                                         Private investor

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

Trustees and Officers - continued

OFFICERS
JEFFREY L. SHAMES (born 06/02/55)                        ROBERT R. FLAHERTY (born 09/18/63)
Chairman                                                 Assistant Treasurer
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Vice
                                                         President (since August 2000); UAM Fund Services,
JOHN W. BALLEN (born 09/12/59)                           Senior Vice President (prior to August 2000)
Trustee and President
Massachusetts Financial Services Company, Chief          RICHARD M. HISEY (born 08/29/58)
Executive Officer and Director                           Treasurer
                                                         Massachusetts Financial Services Company, Senior
JAMES R. BORDEWICK, JR. (born 03/06/59)                  Vice President (since July 2002); The Bank of New
Assistant Secretary and Assistant Clerk                  York, Senior Vice President (September 2000 to
Massachusetts Financial Services Company, Senior         July 2002); Lexington Global Asset Managers, Inc.,
Vice President and Associate General Counsel             Executive Vice President and Chief Financial
                                                         Officer, General Manager, Mutual Funds (prior to
STEPHEN E. CAVAN (born 11/06/53)                         September 2000)
Secretary and Clerk
Massachusetts Financial Services Company, Senior         ELLEN MOYNIHAN (born 11/13/57)
Vice President, General Counsel and Secretary            Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
STEPHANIE A. DESISTO (born 10/01/53)                     President
Assistant Treasurer
Massachusetts Financial Services Company, Vice           JAMES O. YOST (born 06/12/60)
President (since April 2003); Brown Brothers             Assistant Treasurer
Harriman & Co., Senior Vice President (November          Massachusetts Financial Services Company, Senior
2002 to April 2003); ING Groep N.V./Aeltus               Vice President
Investment Management, Senior Vice President
(prior to November 2002)

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Sherratt and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the
Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and
Ms. Smith were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr.
Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                       CUSTODIANS
Massachusetts Financial Services Company                 State Street Bank and Trust Company
500 Boylston Street, Boston, MA                          225 Franklin Street, Boston, MA
02116-3741                                               02110

DISTRIBUTOR                                              JP Morgan Chase Bank
MFS Fund Distributors, Inc.                              One Chase Manhattan Plaza
500 Boylston Street, Boston, MA                          New York, NY 10081
02116-3741

PORTFOLIO MANAGER
John E. Lathrop(1)

(1) MFS Investment Management

------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information          Phone number             Hours, Eastern Time
--------------------------------------------------------------------------------
General information          1-800-225-2606           8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired  1-800-637-6576           9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account       1-800-MFS-TALK
balances                     (1-800-637-8255)
exchanges or stock and       touch-tone required      24 hours a day, 365 days
bond outlooks                                         a year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2003 MFS Investment Management(R)
MFS(R) Investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                              LCG-SEM-7/03 71.4M

ITEM 2.  CODE OF ETHICS.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information requir ed to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

     (a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

     (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

     [If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of
     Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.][The submission of Section 906 certifications has been proposed by the SEC, but has not yet been finalized. The SEC has encouraged issuers to submit Section 906 certifications as an exhibit to Form N-CSR until the final rule has been adopted. Please see Proposed Rule: Certification of Disclosure in Certain Exchange Act Reports, Release No. 33-8212 (March 21, 2003)].

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST II
             -------------------------------------------------------------------


By (Signature and Title)*  /s/ JOHN W. BALLEN
                           -----------------------------------------------------
                           John W. Ballen, President

Date:  July 24, 2003
       -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/ JOHN W. BALLEN
                          ------------------------------------------------------
                          John W. Ballen, President
                          (Principal Executive Officer)

Date:  July 24, 2003
       -------------

By (Signature and Title)* /s/ RICHARD M. HISEY
                          ------------------------------------------------------
                          Richard M. Hisey, Treasurer
                          (Principal Financial Officer and Accounting Officer)

Date:  July 24, 2003
       -------------

* Print name and title of each signing officer under his or her signature.